                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09025

                               New Covenant Funds
               (Exact name of registrant as specified in charter)

200 East Twelfth Street Jeffersonville, IN                               47130
 (Address of principal executive offices)                             (Zip code)

             BISYS Fund Services 3435 Stelzer Road Columbus OH 43219
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-858-6127

                     Date of fiscal year end: June 30, 2006

                   Date of reporting period: December 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

New Covenant Growth Fund

   SEMI-ANNUAL REPORT

      December 31, 2005

                            (NEW COVENANT FUNDS LOGO)

New Covenant Growth Fund

New Covenant Income Fund

New Covenant Balanced Growth Fund

New Covenant Balanced Income Fund

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING A BROKER THAT SELLS THE FUNDS, OR BY CONTACTING THE FUNDS AT:

     NEW COVENANT FUNDS
     3435 STELZER ROAD
     COLUMBUS, OH 43219
     TELEPHONE: 800-858-6127
     INTERNET: HTTP://WWW.NEWCOVENANTFUNDS.COM

YOU CAN REVIEW AND GET COPIES OF THE FUNDS' REPORTS AND SAI AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION.YOU CAN GET TEXT-ONLY
COPIES:

- FOR A DUPLICATING FEE: BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, DC 20549- 6009, BY CALLING 202-942-8090, OR BY ELECTRONIC REQUEST BY E-MAILING THE SEC AT THE FOLLOWING ADDRESS:
     PUBLICINFO@SEC.GOV

-    FREE FROM THE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

                                                               TABLE OF CONTENTS

Shareholder Letter........................................................    2
Portfolios of Investments.................................................    4
Statements of Assets and Liabilities......................................   16
Statements of Operations..................................................   17
Statements of Changes in Net Assets.......................................   18
Financial Highlights......................................................   20
Notes to Financial Statements.............................................   24
Supplemental Data.........................................................   30
Trustees and Officers.....................................................   33

TO OUR SHAREHOLDERS

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005

Dear Shareholders:

The six-month period between July 1, 2005 and December 31, 2005 was marked by slowing economic growth and healthy stock-market gains. Bonds posted generally flat returns.

The economy grew solidly at the beginning of the period, but then saw its growth rate decrease during the fourth calendar quarter. That slowdown in part reflected weaker consumer spending. Sustained high energy prices cut into the discretionary income of American consumers, whose spending power also was crimped by high debt levels. Corporate spending remained strong, however, supported by historically strong balance sheets and cash flow.

Inflation steadily picked up during the second half of 2005, pushed higher in part by high oil and gas prices. Several factors contributed to higher energy prices, including strong demand from emerging economies such as China and India, supply disruptions caused by Gulf Coast hurricanes in August and September, and instability in the Middle East. The trend toward higher inflation led the Federal Reserve Board to raise its target short-term interest rate four times, for a total increase of 1.00%--a strategy designed to reduce inflationary pressures by increasing borrowing costs and slowing growth.

Stocks produced solid gains in that environment, despite the headwinds of rising interest rates, rising energy prices and concerns about the pending retirement of Federal Reserve Chairman Alan Greenspan. Growth stocks modestly outperformed value stocks during both calendar quarters, possibly marking a change in market leadership after a half-decade of superior returns from value shares. Growth stocks appeared to be coming into favor due to their ability to generate earnings growth in a moderating economic environment.

Mid-cap stocks outperformed small- and large-cap shares. Small caps had led the market for several years coming into this six-month period, while large caps had lagged. Large stocks and small stocks generated nearly even returns during the second half of 2005, however, possibly indicating that investors are in the process of shifting their attention toward larger stocks.

International stocks outperformed their domestic counterparts. Stocks in emerging markets began the period with relatively low valuations, which increased as many of those shares benefited from global economic growth and high commodity prices. Japan's market also performed well. The Japanese economy appears to have achieved a sustainable recovery after an extremely long period of weakness.

The fixed-income markets saw a flattening yield curve during this period, as yields on short-term bonds rose more than yields on longer-term issues. The Federal Reserve's interest-rate increases pushed up yields on the short end of the curve, while strong demand and low supply for longer-term securities kept their yields from rising as rapidly. Mortgage-backed securities led the market, as investors favored the higher yields available on those bonds. Intermediate-term Treasury bonds performed relatively poorly, as did corporate bonds, which suffered from credit downgrades at major U.S. automakers.

Dennis Murphy, Executive Vice President and Chief Investment Officer of the New Covenant Trust Company, the Advisor to the New Covenant Funds, retired as of December 31, 2005. Senior Vice President George W. Rue III, who had served as acting Chief Investment Officer since July 1, 2005, assumed the CIO position.

THE NEW COVENANT GROWTH FUND**

The New Covenant Growth Fund gained 7.87% during the six-month period ended December 31, 2005. That compared to a 5.76% return for the Fund's benchmark, the Standard & Poor's 500 Stock Index(1).

This Fund takes a core-satellite approach to diversification, by investing the majority of the Fund's assets in a core portfolio and adding satellite portfolios of value, growth and international stocks. The Fund also spreads its assets among small-, mid- and large-cap shares to gain exposure to the broad equity market.

 AVERAGE ANNUAL   NEW COVENANT
 TOTAL RETURNS     GROWTH FUND
---------------   ------------
Latest Quarter*       2.21%
Year to Date*         8.27%
     1 Year           8.27%
     3 Years         15.25%
     5 Years          1.18%
    10 Years          6.28%

That diversification boosted returns relative to the benchmark during the six-month period. The Fund's small- and mid-cap growth allocation, which is managed by Mazama Capital Management, performed especially well and boosted performance against the large-cap S&P 500. The Fund also held approximately 15% of its assets in international stocks, and that allocation lifted relative returns as well. The international sub-advisor, Capital Guardian, held an overweight stake in emerging markets stocks, so their strong performance buoyed relative gains.

THE NEW COVENANT INCOME FUND**

The New Covenant Income Fund returned -0.20% during the six-month period ended December 31, 2005. That compared to a -0.08% return for its benchmark, the Lehman Brothers Aggregate Bond Index(2).

The Fund held a shorter average duration than that of its benchmark throughout the period. That strategy boosted relative performance as interest rates rose. An overweight position in mortgage-backed securities also helped relative returns, as those securities led the fixed-income markets. Finally, the Fund employed a "barbell" structure: It focused on bonds with either very short-term maturities or somewhat long-term maturities, and avoided intermediate-term issues. That structure lifted performance against the benchmark as well, as intermediate-term securities trailed the market.

 AVERAGE ANNUAL   NEW COVENANT
 TOTAL RETURNS     INCOME FUND
---------------   ------------
Latest Quarter*       0.52%
Year to Date*         1.96%
     1 Year           1.96%
     3 Years          3.11%
     5 Years          5.29%
    10 Years          5.44%

                                                             TO OUR SHAREHOLDERS

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005

THE NEW COVENANT BALANCED GROWTH FUND**

The New Covenant Balanced Growth Fund gained 4.77% during the six-month period ended December 31, 2005. That compared to a 4.01% return for its benchmark, a composite index that is comprised of a 60% weighting in the S&P 500 and a 40% weighting in the Lehman Brothers Aggregate Bond Index.

We held a slightly overweight position in stocks throughout the period. That positioning helped the Fund outperform its benchmark for two reasons: Stocks in general outperformed bonds, and this Fund's equity allocation out-gained the S&P 500 Stock Index. As of December 31, 2005, the Fund held 63.9% of the Fund's portfolio (excluding cash equivalents) in the Growth Fund and 36.1% in the Income Fund.(3)

                  NEW COVENANT
 AVERAGE ANNUAL     BALANCED
 TOTAL RETURNS    GROWTH FUND
---------------   ------------
Latest Quarter*       1.55%
Year to Date*         5.76%
     1 Year           5.76%
     3 Years         10.42%
     5 Years          3.28%
    10 Years          6.40%

THE NEW COVENANT BALANCED INCOME FUND**

The New Covenant Balanced Income Fund gained 2.82% during the six-month period ended December 31, 2005. That compared to a 3.38% return for its benchmark, a composite index with a 35% allocation to the S&P 500 index and a 65% allocation to the Lehman Brothers Aggregate Bond Index.

The Balanced Income Fund, like the Balanced Growth Fund, held a slightly overweight allocation to stocks during the period under review. As of the end of the period, the Fund held 38.9% of the Fund's portfolio (excluding cash equivalents) in the Growth Fund, with 61.1% in the Income Fund. That overweight equity stake helped the Fund modestly outperform its benchmark for the period, as did the strong relative performance of the New Covenant Growth Fund.(3)

                  NEW COVENANT
 AVERAGE ANNUAL     BALANCED
 TOTAL RETURNS     INCOME FUND
---------------   ------------
Latest Quarter*      1.10%
Year to Date*        4.22%
     1 Year          4.22%
     3 Years         7.43%
     5 Years         4.21%
    10 Years         6.02%


                                        /s/ George W. Rue III
                                        ----------------------------------------
                                        George W. Rue III
                                        Senior Vice President and Chief
                                        Investment Officer
                                        NCF Investment Department of
                                        New Covenant Trust Company, N.A.(4)

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 877-835-4531 OR VISIT OUR WEBSITE AT WWW.NEWCOVENANTFUNDS.COM.

*    Aggregate total return.

** The performance information for all of the New Covenant Funds reflects performance prior to the July 1, 1999 inception date of the Funds. It represents performance records of the private pools previously managed by the Presbyterian Church (U.S.A.) Foundation, the predecessor entity to the Advisor. These private pools had investment objectives and policies in all material respects equivalent to those of the Funds. They were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code of 1986, which may adversely affect performance results. The performance has been restated to reflect the total expenses of the Funds.

(1) The Standard & Poor's 500 Composite Index of stocks is an unmanaged, capitalization weighted index that measures the performance of 500 large-capitalization stocks representing all major industries. It is not possible to invest directly in any index.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index of U.S. bonds, which includes reinvestment of any earnings. It is widely used to measure the overall performance of the U.S. bond market. It is not possible to invest directly in any index.

(3)  Portfolio composition is subject to change.

(4)  A subsidiary of the Presbyterian Foundation.

PORTFOLIO ALLOCATION (UNAUDITED) (SUBJECT TO CHANGE)

GROWTH FUND:***

SECURITY ALLOCATION         PERCENTAGE OF MARKET VALUE
-------------------         --------------------------
Financials                              21%
Information Technology                  18%
Health Care                             17%
Consumer Discretionary                  14%
Industrials                             12%
Energy                                   7%
Consumer Staples                         6%
Telecommunications                       2%
Materials                                2%
Utilities                                1%
                                       ---
Total                                  100%

BALANCED GROWTH FUND:

SECURITY ALLOCATION         PERCENTAGE OF MARKET VALUE
-------------------         --------------------------
Investment Companies                    99%
Cash Equivalents                         1%
                                       ---
Total                                  100%

*** Amounts do not include investments held as collateral for loaned securities.

INCOME FUND:***

SECURITY ALLOCATION         PERCENTAGE OF MARKET VALUE
-------------------         --------------------------
Government Agency/MBS                   44%
Non-Government Agency/MBS               20%
Corporates                              17%
Treasuries                              12%
Asset Backed                             4%
Cash                                     3%
                                       ---
Total                                  100%

BALANCED INCOME FUND:

SECURITY ALLOCATION         PERCENTAGE OF MARKET VALUE
-------------------         --------------------------
Investment Companies                    99%
Cash Equivalents                         1%
                                       ---
Total                                  100%

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                                DECEMBER 31, 2005
                                  (UNAUDITED)

                                                                        Value
Shares                                                                 (Note 2)
------                                                               -----------
COMMON STOCKS (97.9%):
          ADVERTISING (1.1%):
  292,000 Interpublic Group of Cos., Inc. (b) (L) ................   $ 2,817,800
   35,900 Lamar Advertising Co. (b) ..............................     1,656,426
    7,600 Monster Worldwide, Inc. (b) ............................       310,232
   60,600 Omnicom Group, Inc. ....................................     5,158,878
                                                                     -----------
                                                                       9,943,336
                                                                     -----------
          AEROSPACE (0.2%):
   39,800 United Technologies Corp. ..............................     2,225,218
                                                                     -----------
          AUTOMOTIVE (1.1%):
    6,200 American Axle & Manufacturing
             Holdings, Inc. (L) ..................................       113,646
    5,500 Bayerische Motoren Werke AG ............................       240,008
    6,100 DaimlerChrysler AG .....................................       309,932
  122,000 Honda Motor Co. Ltd. (L) ...............................     3,534,339
   12,400 Hyundai Motor Co., Ltd. - GDR ..........................       596,785
   26,000 NGK Spark Plug Co (L) ..................................       561,817
   90,500 Nissan Motors ..........................................       916,427
   12,900 Noble International, Ltd. ..............................       268,836
    1,400 Renault SA .............................................       113,765
    5,020 Reynolds & Reynolds Co. ................................       140,911
   37,000 Suzuki Motor Corp. .....................................       685,069
   13,480 Tenneco Automotive, Inc. (b) ...........................       264,343
   15,400 Titan International, Inc. ..............................       265,650
   53,600 TRW Automotive Holdings Corp. (b) (L) ..................     1,412,360
    4,300 Volkswagen AG (L) ......................................       226,641
                                                                     -----------
                                                                       9,650,529
                                                                     -----------
          BANKING (5.8%):
   28,134 ABN AMRO Holdings NV ...................................       732,973
    2,900 ABSA Group, Ltd. .......................................        46,217
   72,000 Akbank Turk Anonim Sirketi .............................       587,102
    6,300 Anchor BanCorp Wisconsin, Inc.(L) ......................       191,142
    1,890 BancFirst(L) ...........................................       149,310
   84,000 Banco Bil bao Vizcaya ..................................     1,493,967
   74,000 Banco Santander Central Hispano SA .....................       973,122
  253,380 Bank of America Corp. ..................................    11,693,488
   34,000 Bank of Yokohama, Ltd. .................................       278,027
   21,700 Banque Nationale de Paris ..............................     1,749,278
   16,500 Barclays Plc ...........................................       173,049
1,115,000 China Construction Bank (b) (R) ........................       388,286
   15,200 City Holding Co. (L) ...................................       546,440
   45,400 Comerica, Inc. .........................................     2,576,904
    9,314 Credit Suisse Group ....................................       473,617
   26,900 Credito Italiano .......................................       184,644
    4,300 Deutsche Bank AG .......................................       415,754
    7,300 East West Bancorp, Inc. (L) ............................       266,377
    2,700 Farmers Capital Bank Corp. (L) .........................        82,998
    3,820 First Citizens Bancshares, Inc., Class A (L) ...........       666,284
    1,900 First Community Bancorp ................................       103,303
    4,900 Fortis .................................................       155,399
    2,300 Gold Banc Corp., Inc. ..................................        41,906
   18,370 Holderbank Financiere Glarus ...........................     1,247,810
   12,000 HSBC Holdings Plc ......................................       192,180
   11,300 Irwin Financial Corp. (L) ..............................       242,046
   46,356 JPMorgan Chase & Co. ...................................     1,839,870
   23,852 Kookmin Bank -ADR ......................................     1,781,983
   48,700 Lloyds TSB Group Plc ...................................       408,355
      228 Mitsubishi Tokyo Financial Group, Inc. .................     3,091,263
   53,100 Northern Trust Corp. ...................................     2,751,642
1,394,500 PT Bank Mandiri ........................................       232,653
  101,700 Public Bank Berhad .....................................       172,236
   14,600 R & G Financial Corp. (L) ..............................       192,720
   48,600 Royal Bank of Scotland Group Plc (R) ...................     1,464,056
    3,600 Societe Generale .......................................       441,142
   25,000 Standard Bank ..........................................       299,053
   31,200 Standard Chartered Plc .................................       693,536
      226 Sumitomo Mitsui Financial Group ........................     2,393,865
   18,900 SVB Financial Group (b) (L) ............................       885,276
    3,700 Taylor Capital Group Inc.(L) ...........................       149,480
   11,230 TriCo Bancshares (L) ...................................       262,670
  222,400 U.S. Bancorp ...........................................     6,647,536
   12,000 Unibanco - GDR (L) .....................................       762,840
   35,400 Wells Fargo & Co. ......................................     2,224,182
    3,500 Wintrust Financial Corp. (L) ...........................       192,150
                                                                     -----------
                                                                      52,538,131
                                                                     -----------
          BROADCASTING AND MEDIA (3.3%):
    6,000 CKX, Inc. (b) ..........................................        78,000
   82,272 Comcast Corp. New Class A (b) ..........................     2,135,781
    7,600 Comcast Corp. Special Class A (b) ......................       195,244
   16,140 Cumulus Media, Inc. (b) (L) ............................       200,297
  227,000 DIRECTV Group, Inc. (b) (L) ............................     3,205,240
   17,900 Entravision Communications Corp. (b) (L) ...............       127,448
   28,300 Gannett Co., Inc. ......................................     1,714,131
    8,800 Grupo Televisa .........................................       708,400
   36,978 Liberty Global Inc. (b) (L) ............................       832,005
   36,978 Liberty Global, Inc., Class C (b) (L) ..................       783,934
  409,000 Liberty Media Corp. (b) ................................     3,218,830
    8,300 Radio One, Inc. (b) ....................................        85,241
  632,350 Time Warner, Inc. ......................................    11,028,184
  146,200 Viacom, Inc. - Class B .................................     4,766,120
   13,900 Warner Music Group Corp. ...............................       267,853
                                                                     -----------
                                                                      29,346,708
                                                                     -----------
          CHEMICALS (0.8%):
    9,100 Potash Corporation of Saskatchewan .....................       725,413
   12,500 Dow Chemical Co. .......................................       547,750
  128,500 Lyondell Chemical Co. ..................................     3,060,870
   74,500 Mosaic Co., Inc. (b) (L) ...............................     1,089,935
   15,100 Nitto Denko Corp. ......................................     1,175,909
    2,700 Norsk Hydro ASA ........................................       276,434
   10,500 Takeda Chemical Industries .............................       567,664
                                                                     -----------
                                                                       7,443,975
                                                                     -----------
          COMMERCIAL SERVICES (2.0%):
   15,569 Aaron Rents, Inc. (L) ..................................       328,195
  162,500 Accenture Ltd. .........................................     4,691,374
   17,000 Apollo Group, Inc., Class A (b) (L) ....................     1,027,820
   15,400 Avocent Corp. (b) ......................................       418,726
   16,890 CSG Systems International, Inc. (b) (L) ................       376,985
    9,200 Education Management Corp. (b) .........................       308,292
    8,980 Gevity HR, Inc.(L) .....................................       230,966
    4,600 Global Payments, Inc. ..................................       214,406
    1,300 Heidrick & Struggles International, Inc. (b) ...........        41,665
    8,080 IKON Office Solutions, Inc. ............................        84,113
    1,600 ITT Educational Services, Inc. (b) .....................        94,576
   20,590 John H.Harland Co. .....................................       774,184
    7,300 McGrath Rentcorp (L) ...................................       202,940
   58,300 Pitney Bowes, Inc. .....................................     2,463,175
    6,100 Pre-Paid Legal Services, Inc. (L) ......................       233,081
   14,500 Rent-Way, Inc. (b) (L) .................................        92,655
    4,700 Robert Half International, Inc. ........................       178,083

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT GROWTH FUND
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                         Value
Shares                                                                 (Note 2)
------                                                                ----------
    500 The Corporate Executive Board Co. .........................       44,850
 14,200 Weight Watchers International, Inc. (b) ...................      701,906
296,300 Xerox Corp. (b) ...........................................    4,340,795
 39,700 XM Satellite Radio Holdings, Inc., Class A (b) (L) ........    1,083,016
                                                                      ----------
                                                                      17,931,803
                                                                      ----------
        COMPUTER SERVICES AND SOFTWARE (6.1%):
 32,900 Affiliated Computer Svcs Inc., Class A (b) (L) ............    1,947,022
  4,320 ANSYS,lnc.(b) (L) .........................................      184,421
 39,900 Automatic Data Processing, Inc. ...........................    1,831,011
  6,700 Avid Technology, Inc. (b) .................................      366,892
432,200 Cisco Systems, Inc. (b) ...................................    7,399,264
  9,200 Covansys Corp. (b) ........................................      125,212
  2,700 Dassault Systemes SA ......................................      151,863
191,600 Dell, Inc. (b) ............................................    5,746,084
 52,000 Diebold, Inc. (L) .........................................    1,976,000
 21,200 Earthlink, Inc. (b) (L) ...................................      235,532
  7,870 Epicor Software Corp. (b) .................................      111,203
 18,400 GSI Commerce Inc. (b) (L) .................................      277,656
 82,000 Hewlett Packard Co. .......................................    2,347,660
  3,400 Imation Corp. .............................................      156,638
  5,700 Infosys Technologies Ltd. .................................      460,902
  8,700 Infousa, Inc. (L) .........................................       95,091
  1,800 Intergraph Corp.(b) (L) ...................................       89,658
100,300 International Business Machines Corp. .....................    8,244,660
  7,900 Jack Henry & Associates, Inc. .............................      150,732
  7,790 Komag, Inc. (b) (L) .......................................      270,001
 22,900 Lexmark International, Inc. (b) ...........................    1,026,607
  6,700 Manhattan Associates, Inc. (b) ............................      137,216
195,600 Maxtor Corp. (b) (L) ......................................    1,357,464
495,300 Microsoft Corp. ...........................................   12,952,095
  3,970 Microstrategy, Inc. (b) (L) ...............................      328,478
 44,500 Parametric Technology Corp.(b) ............................      271,450
 19,100 Pixar (b) (L) .............................................    1,006,952
  2,920 Progress Software Corp. (b) (L) ...........................       82,870
 11,800 Red Hats, Inc. (b) (L) ....................................      321,432
  4,900 Renaissance Learning, Inc. (L) ............................       92,659
  4,700 SAP AG ....................................................      849,103
  2,400 SAPAG -ADR ................................................      108,168
 58,100 Seagate Technology (L) ....................................    1,161,419
  8,000 SERENA Software, Inc. (b) (L) .............................      187,520
 21,000 Sonic Solutions (b) .......................................      317,310
  7,070 Sybase, Inc. (b) (L) ......................................      154,550
  8,200 Syntel, Inc. (L) ..........................................      170,806
 20,000 THQ,lnc.(b) (L) ...........................................      477,000
  8,080 Transaction Systems Architects, Inc. (b) (L) ..............      232,623
 11,000 Trend Micro, Inc. (L) .....................................      415,727
 24,000 Trizetto Group, Inc. (b) (L) ..............................      407,760
 34,330 United Online, Inc. (L) ...................................      488,173
  9,200 Wipro, Ltd.-ADR (L) .......................................      109,940
                                                                      ----------
                                                                      54,824,824
                                                                      ----------
        CONSTRUCTION AND BUILDING MATERIALS (1.7%):
 36,200 Bouygues SA (L) ...........................................    1,763,271
  2,634 Brookfield Homes Corp. (L) ................................      130,989
 18,581 CRH Pic ...................................................      544,354
 86,100 D. R. Horton, Inc. ........................................    3,076,352
  4,110 Eagle Materials (L) .......................................      502,900
  8,000 Granite Construction, Inc. (L) ............................      287,280
 29,000 Hovnanian Enterprises-A (b) (L) ...........................    1,439,560
 28,000 Jacobs Engineering Group, Inc. (b) (L) ....................    1,900,359
 34,400 Lafarge North America, Inc. ...............................    1,892,688
  3,400 Lafarge SA ................................................      304,757
  1,800 Perini Corp.(b) ...........................................       43,470
  3,400 Quanex Corp.(L) ...........................................      169,898
  4,040 Ryland Group, Inc. (L) ....................................      291,405
 22,000 Sekisui House Ltd. (L) ....................................      276,655
 48,160 Standard-Pacific Corp. (L) ................................    1,772,288
 18,000 The Stanley Works .........................................      864,720
  6,700 Titan Cement Co. ..........................................      272,618
  4,400 WCI Communities, Inc. (b) (L) .............................      118,140
                                                                      ----------
                                                                      15,651,704
                                                                      ----------
        CONSUMER PRODUCTS (2.8%):
 60,309 Amcor Ltd.(L) .............................................      330,357
 31,000 Cintas Corp. ..............................................    1,276,580
  4,700 CNS, Inc. (L) .............................................      102,977
 83,700 General Mills, Inc. .......................................    4,128,084
 20,200 Herman Miller, Inc. .......................................      569,438
  7,890 K-Swiss, Inc. (L) .........................................      255,952
 74,300 Kimberly-Clark Corp. ......................................    4,431,995
  5,700 L'OREAL SA ................................................      422,177
158,000 Li & Fung Ltd. ............................................      304,657
 18,000 Nikon Corp.(L) ............................................      283,857
  3,900 Nintendo Co. ..............................................      470,935
 10,900 Nu Skin Enterprises, Inc. .................................      191,622
  8,400 Polo Ralph Lauren Corp. ...................................      471,576
144,842 Procter & Gamble Co. ......................................    8,383,454
 34,680 Sherwin-Williams Co.(L) ...................................    1,575,166
  4,820 Stanley Furniture Co., Inc. ...............................      111,728
 17,620 Toro Co. (L) ..............................................      771,227
 37,000 Toto Ltd.(L) ..............................................      312,592
  4,700 Tupperware Corp. ..........................................      105,280
  3,500 UniFirst Corp. (L) ........................................      108,850
  3,500 Unilever Plc ..............................................      238,799
 10,700 Wolseley Plc ..............................................      224,991
 13,300 Yakult Honsha Co., Ltd. (L) ...............................      276,121
  8,400 Yankee Candle Co. (L) .....................................      215,040
                                                                      ----------
                                                                      25,563,455
                                                                      ----------
        DIVERSIFIED OPERATIONS (4.1%):
 59,100 3 M Co. ...................................................    4,580,250
  7,200 Acuity Brands, Inc. (L) ...................................      228,960
 15,500 Barlow Ltd. ...............................................      270,330
 25,401 Brambles Industries Ltd. ..................................      188,500
 21,400 Brambles Industries Plc ...................................      153,177
120,900 Cendant Corp. .............................................    2,085,525
164,428 First Data Corp. ..........................................    7,072,048
332,400 General Electric Co. ......................................   11,650,621
  9,340 Harsco Corp. ..............................................      630,543
 71,500 IOI Corp. Berhad ..........................................      234,612
 22,200 Mitsubishi Corp. ..........................................      490,992
  7,000 Shin-Etsu Chemical Co., Ltd. ..............................      371,918
 99,000 Sumitomo Corp. ............................................    1,279,341
 22,900 Teleflex, Inc. (L) ........................................    1,488,042
 95,500 Thermo Electron Corp.(b) ..................................    2,877,415
116,000 Tyco International Ltd. ...................................    3,347,760
  6,803 Wesfarmers Ltd. (L) .......................................      184,430
                                                                      ----------
                                                                      37,134,464
                                                                      ----------
        ELECTRONICS (4.6%):
  7,800 Ade Corp.(b) (L) ..........................................      187,668
  4,000 Advantest Corp. (L) .......................................      403,017
  8,899 Agere Systems Inc. (b) ....................................      114,797

                 See accompanying notes to financial statements.

                            NEW COVENANT GROWTH FUND
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                         Value
Shares                                                                 (Note 2)
------                                                                ----------
 67,600 Altera Corp. (b) (L) ......................................    1,252,628
 40,800 Amis Holdings, Inc. (b) ...................................      434,520
 79,800 Amphenol Corp. - Class A ..................................    3,531,948
 62,400 Arm Holdings plc ..........................................      129,603
 12,600 ASML Holding N.V.(b) ......................................      251,141
 21,300 AU Optronics Corp. - ADR (L) ..............................      319,713
  3,310 Bel Fuse, Inc., Class B (L) ...............................      105,258
  4,700 Cabot Microelectronics Corp. (b) (L) ......................      137,851
 34,900 Cree Research, Inc. (b) (L) ...............................      880,876
 19,410 Diodes, Inc. (b) (L) ......................................      602,681
 68,100 Emerson Electric Co. ......................................    5,087,070
  7,800 Fanuc Co Ltd. .............................................      661,622
228,500 Flextronics International Ltd. (b) (L) ....................    2,385,540
  6,500 FLIR Systems, Inc. (b) ....................................      145,145
 59,900 Freescale Semiconductor, Inc., Class B (b) ................    1,507,683
151,500 Freescale Semiconductor, Inc., Class A (b) ................    3,816,285
  5,300 Hirose Electric Co. Ltd. ..................................      706,457
 83,185 Hon Hai Precision Industry Co. Ltd. .......................      911,807
 18,100 Intersil Corp.,Class A ....................................      450,328
    800 Keyence Corp. .............................................      227,438
103,500 Lam Research Corp.(b) .....................................    3,692,880
 57,200 Lattice Semiconductor Corp. (b) ...........................      247,104
  8,200 Lojack Corp. (b) (L) ......................................      197,866
 16,790 MEMC Electronic Materials, Inc. (b) (L) ...................      372,234
 10,100 Methode Electronics, Inc. (L) .............................      100,697
 50,400 Microchip Technology, Inc. ................................    1,620,360
  9,470 MTS Systems Corp. (L) .....................................      328,041
  6,800 Multi-Fineline Electronix Inc. (b) (L) ....................      327,556
  3,700 Murata Manufacturing Co. Ltd. .............................      237,031
 22,000 Nippon Electric Glass Co., Ltd. ...........................      480,044
     61 Nippon Telegraph & Telephone Corp. ........................      277,061
 15,600 Novellus Systems, Inc. (b) (L) ............................      376,272
 88,700 On Semiconductor Corp. (b) (L) ............................      490,511
  5,900 Photronics, Inc. (b) ......................................       88,854
 27,900 Pixelworks, Inc. (b) ......................................     141,732
 13,500 PortalPlayer, Inc. (b) ....................................      382,320
  5,900 Rohm Co. Ltd. .............................................      641,446
  6,664 Samsung Electornics - GDR .................................    2,195,788
 13,900 Sigmatel, Inc. (b) (L) ....................................      182,090
  8,200 Sony Corp. ................................................      334,921
 33,300 Synopsis, Inc. (b) ........................................      667,998
135,619 Taiwan Semiconductor ADR ..................................    1,343,984
    300 TDK Corp. .................................................       20,668
 56,600 Teradyne, Inc. (b) ........................................      824,662
 14,100 Tokyo Electron Ltd. (L) ...................................      885,357
 12,500 Ushio Inc.(L) .............................................      291,818
  2,000 Yamada Denki Co., Ltd. ....................................      250,148
                                                                      ----------
                                                                      41,250,519
                                                                      ----------
        ENERGY (2.9%):
171,000 AES Corp.(b) ..............................................    2,706,930
159,500 El Paso Corp. .............................................    1,939,520
  6,100 Empire District Electric Co. (L) ..........................      124,013
 13,660 Energy Partners Ltd. (b) (L) ..............................      297,651
 75,174 Exelon Corp. ..............................................    3,994,746
 11,900 Iberdrola SA (L) ..........................................      324,064
 17,100 Kansai Electric Power, Inc. ...............................      367,329
 10,950 Korea Electric Power Corp. ................................      213,416
 17,900 Oklahoma Gas & Electric Co. ...............................      479,541
 24,400 Pepco Holdings, Inc. (L) ..................................      545,828
 63,600 PG&E Corp. (L) ............................................    2,360,832
  3,800 Reliance Energy, Ltd. - GDR ...............................      163,590
 11,000 Scottish & Southern Energy Plc ............................      191,459
 79,440 Sierra Pacific Resources (b) (L) ..........................    1,035,898
 14,400 Tokyo Electric Power Co. ..................................      349,597
 22,000 Tokyo Gas Ltd. (L) ........................................       97,687
 75,800 Valero Energy .............................................    3,911,280
  3,700 Veba AG ...................................................      381,656
 13,330 Westar Energy, Inc. (L) ...................................      286,595
149,000 Williams Co., Inc. ........................................    3,452,330
156,400 Xcel Energy, Inc. (L) .....................................    2,887,144
                                                                      ----------
                                                                      26,111,106
                                                                      ----------
        ENTERTAINMENT AND LEISURE (0.2%):
  6,200 Carnival plc ..............................................      351,196
 23,800 Regal Entertainment Group (L) .............................      452,676
 27,000 The Walt Disney Co. .......................................      647,190
                                                                      ----------
                                                                       1,451,062
                                                                      ----------
        FINANCIAL SERVICES (8.5%):
  8,500 Accredited Home Lenders (b) (L) ...........................      421,430
 15,900 Advance America Cash Advance ..............................      197,160
 11,510 Advanta, Class B (L) ......................................      373,384
  2,700 Affiliated Managers Group, Inc. (b) (L) ...................      216,675
 57,660 American Capital Strategies ...............................    2,087,869
  5,950 American Home Mortgage Investment Corp. (L) ...............      193,792
  9,300 Asset Acceptance Capital Corp. (b) ........................      208,878
 18,220 Bay View Capital Corp. (b) ................................      324,316
 35,200 BISYS Group, Inc. (b)(c) ..................................      493,152
 10,000 Calamos Asset Management (L) ..............................      314,500
 57,000 Capital One Financial Corp. ...............................    4,924,800
 16,900 Capital Source Inc. (L) ...................................      378,560
  5,700 CBOT Holdings, Inc., Class A (b) (L) ......................      534,432
 20,040 Charter Municipal Mortgage Acceptance (L) .................      424,447
298,276 Citigroup, Inc. ...........................................   14,475,333
 95,000 Commerce Assets Holdings ..................................      143,292
  8,920 CompuCredit Corp. (b) (L) .................................      343,242
122,798 Countrywide Credit Industries, Inc. (L) ...................    4,198,464
  1,927 Deutsche Boerse AG ........................................      196,407
 67,900 E*TRADE Financial Corp. (b) ...............................    1,416,394
  7,800 eFunds Corp. (b) (L) ......................................      182,832
 59,300 Federal Home Loan Mortgage Corp. ..........................    3,875,255
 23,036 Fidelity National Financial, Inc. .........................      847,494
 19,900 Friedman, Billings, Ramsey Group, Inc. (L) ................      197,010
 45,000 Fubon Financial Holding Co., Ltd. (R) .....................      386,384
 23,700 Goldman Sachs Group, Inc. .................................    3,026,727
 61,100 HBOS Pic ..................................................    1,041,442
  4,300 Huron Consulting Group, Inc. (b) ..........................      103,157
 28,279 ING Groep NV ..............................................      977,220
 25,000 Lazard Ltd.- Class A (L) ..................................      797,500
 11,600 Legg Mason, Inc. ..........................................    1,388,404
 41,100 Lehman Brothers Holdings, Inc. ............................    5,267,787
 60,800 MBIA, Inc. (L) ............................................    3,657,728
291,100 MBNA Corp. ................................................    7,906,275
 43,000 Morgan Stanley Dean Witter & Co. ..........................    2,439,820
  4,990 Novastar Financial, Inc. (L) ..............................      140,269
  2,800 Nuveen Investments, Class A (L) ...........................      119,336
  6,900 ORIX Corp. ................................................    1,757,012
 52,700 Paychex, Inc. .............................................    2,008,924
 24,700 PNC Financial Services Group ..............................    1,527,201
  7,400 SEI Investments Co. .......................................      273,800
  6,700 The First Marblehead Corp. (L) ............................      220,162

                 See accompanying notes to financial statements.

                            NEW COVENANT GROWTH FUND
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                         Value
Shares                                                                 (Note 2)
------                                                                ----------
  8,305 UBS AG ....................................................      788,521
123,800 Washington Mutual, Inc. ...................................    5,385,300
                                                                      ----------
                                                                      76,182,087
                                                                      ----------
        FOOD AND BEVERAGES (3.5%):
 31,900 Aramark Corp. (L) .........................................      886,182
 76,600 Archer-Daniels-Midland Co. ................................    1,888,956
 20,000 Cadbury Schweppes Plc .....................................      188,644
  5,200 Carrefour SA ..............................................      242,739
  9,900 Chiquita Brands International, Inc. (L) ...................      198,099
  8,000 Coca-Cola Co. .............................................      322,480
  4,900 Gold Kist, Inc. (b) .......................................       73,255
  4,700 Groupe Danone .............................................      489,185
 24,200 Hormel Foods Corp. ........................................      790,856
  9,700 Koninklijke Numico NV (b) .................................      400,177
 87,800 Kraft Foods, Inc. Class A (L) .............................    2,470,692
    100 Lindt & Spruengli AG-PC ...................................      169,778
  5,360 Nash Finch Co. (L) ........................................      136,573
  3,303 Nestle SA .................................................      985,184
100,000 Pepsi Bottling Group, Inc. ................................    2,861,000
 35,200 PepsiAmericas, Inc. (L) ...................................      818,752
127,500 PepsiCo, Inc. .............................................    7,532,700
 54,600 Pilgrim's Pride Corp. (L) .................................    1,810,536
 10,920 Ruddick Corp. (L) .........................................      232,378
 54,000 SUPERVALU, Inc. ...........................................    1,753,920
 52,300 Sysco Corp. ...............................................    1,623,915
 50,500 Unilever NV-ADR ...........................................    3,466,825
117,700 Unilever Plc ..............................................    1,164,716
 45,904 Woolworths Ltd. ...........................................      567,194
                                                                      ----------
                                                                      31,074,736
                                                                      ----------
        FOREST AND PAPER PRODUCTS (0.7%):
 27,800 Abitibi-Consolidated, Inc. ................................      110,924
 66,000 Meadwestvaco Corp. ........................................    1,849,980
 14,284 Norske Skogsindustrier Asa ................................      226,330
 11,100 Upm-Kymmene Oyj ...........................................      216,792
 63,400 Weyerhaeuser Co. (L) ......................................    4,205,956
                                                                      ----------
                                                                       6,609,982
                                                                      ----------
        HEALTH SERVICES (3.0%):
  3,600 American Healthways, Inc. (b) (L) .........................      162,900
  9,100 American Retirement Corp. (b) (L) .........................      228,683
 21,100 AMERIGROUP Corp. (b) ......................................      410,606
 20,000 Cerner Corp. (b) ..........................................    1,818,200
 33,150 Coventry Health Care, Inc. (b) ............................    1,888,224
 38,600 Express Scripts, Inc., Class A (b) ........................    3,234,680
 68,700 Health Management Assoc., Inc., Class A (L) ...............    1,508,652
  2,900 LCA-Vision, Inc. (L) ......................................      137,779
 82,700 McKesson Corp. ............................................    4,266,493
  5,500 Odyssey HealthCare, Inc. (b) (L) ..........................      102,520
 40,800 Quest Diagnostics, Inc. ...................................    2,100,384
  2,800 Sierra Health Services, Inc. (b) (L) ......................      223,888
 44,200 Stryker Corp. .............................................    1,963,806
  3,300 Triad Hospitals, Inc. (b) .................................      129,459
 77,820 UnitedHealth Group, Inc. ..................................    4,835,735
 11,500 Universal Health Services, Inc, Class B (L) ...............      537,510
 50,600 Varian Medical Systems, Inc. (b) ..........................    2,547,204
 10,000 WebMD Health Corp., Class A (b)(L) ........................      290,500
  5,100 WellCare Health Plans, Inc. (b) (L) .......................      208,335
                                                                      ----------
                                                                      26,595,558
                                                                      ----------
        HOTELS AND OTHER LODGING PLACES (0.1%):
  8,400 Accor SA ..................................................      460,277
  4,600 Four Seasons Hotels, Inc. .................................      228,850
156,000 Shangri-La Asia Ltd. ......................................      260,560
  2,200 Strategic Hotel Capital, Inc. .............................       45,276
                                                                      ----------
                                                                         994,963
                                                                      ----------
        INSURANCE (7.7%):
 27,200 Ace Ltd. ..................................................    1,453,568
 31,509 Aegon NV ..................................................      510,973
 25,500 Aetna, Inc. ...............................................    2,404,905
 43,500 AFLAC, Inc. ...............................................    2,019,270
  4,700 Allianz Ag ................................................      709,249
 60,100 Allstate Corp. ............................................    3,249,607
 14,100 American Equity Investment Life Holding Co. ...............      184,005
 69,679 American International Group, Inc. ........................    4,754,198
109,000 Aon Corp. .................................................    3,918,550
  5,090 Arch Capital Group Ltd. (b) ...............................      278,678
  9,500 Aspen Insurance Holdings Ltd (L) ..........................      224,865
 25,400 Assurant, Inc. ............................................    1,104,646
  9,200 Axa .......................................................      295,784
     37 Berkshire Hathaway, Inc. Class A (b) ......................    3,278,940
  9,700 Bristol West Holdings, Inc. ...............................      184,591
 12,520 Cathay Financial Holding Co., Ltd. (R) ....................      226,819
  7,900 China Life Insurance Co. - ADR (b) ........................      278,712
 31,500 Chubb Corp. ...............................................    3,075,975
 80,200 CIGNA Corp. ...............................................    8,958,339
 15,000 Everest Re Group, Ltd. ....................................    1,505,250
  4,031 Fidelity National Title Group, Inc., Class A (L) ..........       98,155
 99,000 Genworth Financial, Inc., Class A .........................    3,423,420
 57,800 Hartford Financial Services Group, Inc. ...................    4,964,442
 54,200 Insurance Australia Group Ltd. (L) ........................      215,417
  1,600 James River Group, Inc., (b) ..............................       31,760
 99,000 Marsh & McLennan Cos., Inc. ...............................    3,144,240
     43 Millea Holdings, Inc. .....................................      739,683
 31,000 Mitsui Marine And Fire ....................................      379,061
  6,100 Platinum Underwriter Holdings Ltd. ........................      189,527
 61,700 Promina Group Ltd. (L) ....................................      218,984
 20,302 QBE Insurance Group Ltd. (L) ..............................      291,794
 20,200 Reinsurance Group of America, Inc. (L) ....................      964,752
  3,360 Selective Insurance Group, Inc. (L) .......................      178,416
 94,739 St. Paul Cos., Inc. .......................................    4,231,991
  9,439 Swiss Re ..................................................      689,156
177,000 UnumProvident Corp. (L) ...................................    4,026,750
 73,800 Wellpoint, Inc. (b) .......................................    5,888,501
 39,300 Yasuda F & M Insurance ....................................      531,171
                                                                      ----------
                                                                      68,824,144
                                                                      ----------
        INTERNET SERVICES (1.1%):
  8,200 Checkfree Corp. (b) (L) ...................................      376,380
 24,600 CNET Networks, Inc. (b) (L) ...............................      361,374
  4,300 Digital River, Inc. (b) (L) ...............................      127,882
 18,200 InfoSpace, Inc. (b) (L) ...................................      469,924
 15,400 Ipass,lnc.(b) (L) .........................................      101,024
  3,850 j2 Global Communications, Inc. (b) ........................      164,549
  4,500 Netease.com Inc.-ADR (b)(L) ...............................      252,720
 13,500 Openwave Systems, Inc. (b) (L) ............................      235,845
 67,800 Softbank Corp. (L) ........................................    2,861,147
260,312 Symantec Corp. (b) ........................................    4,555,460
  4,590 WebEx Communications, Inc. (b) (L) ........................       99,282
    354 Yahoo Japan Corp. (L) .....................................      536,955
                                                                      ----------
                                                                      10,142,542
                                                                      ----------
        MACHINERY AND EQUIPMENT (1.6%):
 20,400 Atlas Copca AB,.A Shares ..................................      453,829
  3,400 Cascade Corp.(L) ..........................................      159,494

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           NEW CONVENANT GROWTH FUND
                                DECEMBER 31, 2005
                                  (UNAUDITED)

                                                                         Value
Shares                                                                 (Note 2)
------                                                                ----------
 92,600 Caterpillar, Inc...........................................    5,349,502
 53,400 Fastenal Co.(L)............................................    2,092,746
  3,400 Gardner Denver Machinery, Inc. (b).........................      167,620
 10,150 Graco, Inc. (L)............................................      370,272
  7,600 Lennox International, Inc. (L).............................      214,320
  4,000 NIDEC Corp.(L).............................................      339,971
 11,200 Schneider SA...............................................      995,318
  4,900 SMC Corp...................................................      699,644
  9,800 Stewart & Stevenson Services, Inc. (L).....................      207,074
 20,200 Whirlpool Corp.(L).........................................    1,691,952
 35,100 Zebra Technologies Corp., Class A (b) (L)..................    1,504,035
                                                                      ----------
                                                                      14,245,777
                                                                      ----------
        MANUFACTURING (1.4%):
  6,900 Applied Industrial Tech, Inc...............................      232,461
 13,100 Assa Abloy AB Class B......................................      205,812
  6,100 Cummins, Inc. (L)..........................................      547,353
 20,100 FEI Co.(b).................................................      385,317
  3,000 Grief Brothers Co., Class A (L)............................      198,840
 70,600 Gujarat Ambuja Cements, Ltd. - GDR (R).....................      124,856
  3,800 Hexcel Corp.(b) (L)........................................       68,590
 16,700 Illinois Tool Works, Inc...................................    1,469,433
 90,100 Ingersoll-Rand Co..........................................    3,637,337
 10,000 Kao Corp...................................................      267,774
  7,000 LSI Industries, Inc........................................      109,620
 72,000 Mitsubishi Heavy Industries, Ltd...........................      317,261
  1,700 NACCO Industries, Inc. (L).................................      199,155
  6,100 Nordson Corp. (L)..........................................      247,111
 46,800 Parker Hannifin Corp.......................................    3,086,928
 10,800 Siemens AG.................................................      921,813
  4,800 Standex International Corp. (L)............................      133,248
  5,200 Sun Hydraulics Corp. (L)...................................      100,516
                                                                      ----------
                                                                      12,253,425
                                                                      ----------
        MEDICAL PRODUCTS (4.3%):
  4,700 Affymetrix, Inc. (b).......................................      224,425
 92,000 Amgen,lnc.(b)..............................................   7,255,1 19
 15,650 Applera Corp.-Celera Genomics Group (b)....................      171,524
 63,500 Baxter International, Inc..................................    2,390,775
 35,100 Beckman Coulter, Inc. (L)..................................    1,997,190
 36,500 Biomet, Inc. (L)...........................................    1,334,805
 87,500 Boston Scientific Corp. (b)................................    2,142,875
  4,100 Cantel Medical Corp. (b) (L)...............................       73,554
  2,900 Cooper Cos., Inc. (L)......................................      148,770
 38,000 Depomed,lnc.(b) (L)........................................      228,000
  3,900 Diagnostic Products Corp. (L)..............................      189,345
 26,310 Exelixis, Inc.(b) (L)......................................      247,840
 59,264 Genzyme Corp.(b)...........................................    4,194,706
  6,310 Haemonetics Corp. (b)......................................      308,307
 41,700 Health Net, Inc. (b).......................................    2,149,635
  8,800 Hoya Corp. ................................................      316,177
 88,900 Johnson & Johnson, Inc.....................................    5,342,889
 62,500 Laboratory Corp. of America Hldngs (b) (L).................    3,365,625
  3,940 Landauer, Inc. (L).........................................      181,595
 32,400 Medtronic, Inc.............................................    1,865,268
  1,800 Millipore Corp. (b)........................................      118,872
 27,000 Patterson Co., Inc. (b) (L)................................      901,800
 20,400 Sanofi-Synthelabo SA (L)...................................    1,780,420
  9,500 Steris Corp. ..............................................      237,690
  6,200 Surmodics, Inc. (b) (L)....................................      229,338
 20,380 Zeneca Group Plc...........................................      989,650
                                                                      ----------
                                                                      38,386,194
                                                                      ----------
        METALS AND MINING (1.2%):
 21,200 Alcan, Inc.................................................      866,951
  8,100 Barrick Gold Corp..........................................      225,747
 14,023 Broken Hill Proprietary Co. Ltd. (L).......................      233,939
 17,600 Cameco Corp. (L)...........................................    1,111,999
  4,890 Carpenter Technology Corp. (L).............................      344,598
 15,600 Century Aluminum Co. (b) (L)...............................      408,876
  6,400 Cleveland-Cliffs, Inc. (L).................................      566,848
  9,540 Commercial Metals Co. (L)..................................      358,132
  6,000 Companhia Vale do Rio Doce - ADR (L).......................      217,500
  9,000 Companhia Vale do Rio Doce - ADR (L).......................      370,260
 13,300 Inco Ltd.(L)...............................................      579,481
  3,900 Mining and Metallurgical Company Norilsk
           Nickel (L)..............................................      234,000
  4,500 Mueller Industries, Inc. (L)...............................      123,390
 75,000 Nippon Steel Corp..........................................      266,927
 14,063 Noranda, Inc. (L)..........................................      415,424
  6,510 NS Group, Inc. (b).........................................      272,183
 50,900 Repsol Ypf S.A. (L)........................................    1,480,974
 10,400 Rio Tinto Plc..............................................      473,961
  4,500 Ryerson, Inc. (L)..........................................      109,440
 25,400 Southern Copper Corp. (L)..................................    1,701,292
  9,900 Xstrata Plc................................................      231,110
                                                                      ----------
                                                                      10,593,032
                                                                      ----------
        OIL AND GAS (6.1%):
  9,100 Canadian Natural Resources.................................      449,039
 66,200 Chesapeake Energy Corp. (L)................................    2,100,526
144,792 Chevron Texaco Corp........................................    8,219,842
333,000 CNOOC, Ltd.................................................      225,485
103,938 ConocoPhillips (L).........................................    6,047,113
 62,380 Devon Energy Corp..........................................    3,901,245
  9,650 Eni SpA....................................................      266,661
254,400 Exxon Mobil Corp...........................................   14,289,649
  6,600 Frontier Oil Corp..........................................      247,698
  3,300 Giant Industries, Inc. (b) (L).............................      171,468
 21,400 Global Industries Ltd.(b)..................................      242,890
 15,800 Halliburton Co.............................................      978,968
  3,277 L'Air Liquide..............................................      628,044
  2,900 Lone Star Technologies, Inc. (b)...........................      149,814
 29,400 Meridian Resource Corp. (b)................................      123,480
138,200 NiSource, Inc..............................................    2,882,852
  4,700 Patterson-UTI Energy, Inc..................................      154,865
108,000 PetroChina Co. Ltd.........................................       88,453
  3,000 Petroleo Brasileiro SA - ADR (L)...........................      193,110
  2,200 Petroleo Brasileiro SA - ADR...............................      156,794
 12,364 Reliance Industries Ltd. GDR (b)...........................      488,764
  3,400 Remington Oil & Gas Corp. (b)..............................      124,100
 53,000 Royal Dutch Shell - ADR (L)................................    3,258,970
 86,482 Royal Dutch Shell A Shares.................................    2,629,475
  5,229 Royal Dutch Shell B Shares.................................      166,766
 61,100 Sasol Ltd..................................................    2,183,692
  5,100 St. Mary Land & Exploration Co. (L)........................      187,731
  6,860 Stone Energy Corp. (b).....................................      312,336
  5,900 Suncor Energy, Inc.........................................      370,398
 21,700 Sunoco, Inc. (L)...........................................    1,700,846
  3,900 Swift Energy Co. (b) (L)...................................      175,773
  1,000 Total SA, Class B..........................................      250,268
  4,200 Ultra Petroleum Corp. (b)..................................      234,360
  3,100 Whiting Petroleum Corp (b).................................      124,000
 33,000 XTO Energy, Inc............................................    1,450,020
                                                                      ----------
                                                                      55,175,495
                                                                      ----------

                 See accompanying notes to financial statements.

                            NEW COVENANT GROWTH FUND
                                DECEMBER 31, 2005
                                  (UNAUDITED)

                                                                         Value
Shares                                                                 (Note 2)
------                                                                ----------
        PHARMACEUTICALS (5.8%):
146,500 Abbott Laboratories........................................    5,776,495
 51,410 Abgenix, Inc. (b) (L)......................................    1,105,829
  4,500 Altana AG..................................................      244,985
 28,800 Amylin Pharmaceuticals (b).................................    1,149,696
 15,000 Array Biopharma, Inc. (b) (L)..............................      105,150
 19,670 Astrazeneca Plc............................................      960,471
  8,100 Barr Pharmaceuticals, Inc. (b).............................      504,549
 11,700 Bayer AG...................................................      486,137
 28,500 Cardinal Health, Inc.......................................    1,959,375
 42,340 Cephalon, Inc. (b) (L).....................................    2,741,092
 28,900 Cubist Pharmaceuticals, Inc. (b) (L).......................      614,125
 16,450 CV Therapeutics, Inc. (b) (L)..............................      406,809
 29,900 Daiichi Sankyo CO LTD. (b).................................      576,413
 64,000 Dendreon Corp.(b) (L)......................................      346,880
 12,460 Encysive Pharmaceuticals, Inc. (b).........................       98,309
 15,200 Endo Pharmaceuticals Holdings, Inc. (b)....................      459,952
 46,200 Forest Laboratories, Inc. (b)..............................    1,879,416
 53,700 Gilead Sciences, Inc. (b)..................................    2,826,231
 51,400 Hospira, Inc. (b)..........................................    2,198,892
 16,200 Human Genome Sciences, Inc. (b) (L)........................      138,672
 26,000 ICOS Corp.(b) (L)..........................................      718,380
 98,600 IMS Health, Inc............................................    2,457,112
 48,800 Incyte Pharmaceutical, Inc. (b) (L)........................      260,592
119,000 King Pharmaceuticals, Inc. (b).............................    2,013,480
 50,100 Medarex, Inc.(b) (L).......................................      693,885
118,900 Millennium Pharmaceuticals, Inc. (b).......................    1,153,330
 13,300 Neurogen Corp. (b) (L).....................................       87,647
 45,761 Novartis AG................................................    2,398,146
  4,100 Novo Nordisk A/S, Class B..................................      229,885
 19,080 NPS Pharmaceuticals, Inc. (b) (L)..........................      225,907
334,615 Pfizer, Inc................................................    7,803,221
 27,060 Regeneron Pharmaceuticals, Inc. (b) (L)....................      431,607
  7,200 Rigel Pharmaceuticals, Inc. (b) (L)........................       60,192
  7,767 Roche Holding AG...........................................    1,163,046
    667 Sanofi-Aventis.............................................       58,323
 19,600 Teva Pharmaceutical Industries LTD. (L)....................      842,996
 16,100 Trimeris, Inc. (b) (L).....................................      184,989
  6,100 UCB SA.....................................................      285,471
110,500 Watson Pharmaceutical, Inc. (b)............................    3,592,355
 65,300 Wyeth......................................................    3,008,371
 17,380 Zymogenetics, Inc. (b) (L).................................      295,634
                                                                      ----------
                                                                      52,544,047
                                                                      ----------
        PRINTING AND PUBLISHING (0.7%):
  5,570 Advo, Inc. (L).............................................      156,963
 47,400 Dex Media, Inc.............................................    1,284,066
 13,300 Journal Register Co. (L)...................................      198,835
 65,000 McGraw-Hill Companies, Inc.................................    3,355,949
 37,600 Pearson Plc................................................      443,716
  9,700 Reed Elsevier NV...........................................      134,994
 69,800 Reed International Plc.....................................      654,173
  5,689 VNU NV.....................................................      187,936
                                                                      ----------
                                                                       6,416,632
                                                                      ----------
        REAL ESTATE (1.3%):
171,000 Amoy Properties Ltd........................................      266,867
 19,060 Anthracite Capital, Inc. (L)...............................      200,702
 11,690 Arbor Realty Trust, Inc. (L)...............................      303,005
 50,900 Archston-Smith Trust.......................................    2,132,200
 30,500 Ashford Hospitality Trust (L)..............................      319,945
  9,000 Diamondrock Hospitality Co.................................      107,640
 11,300 Equity One, Inc............................................      261,256
 32,200 GMH Communities Trust......................................      499,422
 51,000 Hang Lung Group, Ltd.......................................      108,206
  7,900 HouseValues, Inc. (b) (L)..................................      102,937
 34,190 IndyMac Mortgage Holdings, Inc. (L)........................    1,334,094
  5,500 Jer Investors Trust........................................       93,225
 27,600 Meritage Homes Corp. (b) (L)...............................    1,736,592
 86,000 Mitsubishi Estate Co.(L)...................................    1,785,442
  9,700 Post Properties, Inc.......................................      387,515
 46,000 Pulte Homes, Inc. (L)......................................    1,810,559
 26,000 Sun Hung Kai Properties....................................      253,183
 14,775 Technical Olympic USA (L)..................................      311,605
                                                                      ----------
                                                                      12,014,395
                                                                      ----------
        RESTAURANTS (1.2%):
 48,300 Cheesecake Factory, Inc. (b)...............................    1,805,937
 17,300 CKE Restaurants, Inc. (L)..................................      233,723
 39,600 Darden Restaurants, Inc....................................    1,539,648
  6,300 Jack in the Box, Inc. (b) (L)..............................      220,059
160,900 McDonald's Corp............................................    5,425,548
  3,800 Panera Bread Co., Class A (b) (L)..........................      249,584
 27,600 YUM! Brands, Inc...........................................    1,293,888
                                                                      ----------
                                                                      10,768,387
                                                                      ----------
        RETAIL (3.6%):
 26,100 Abercrombie & Fitch Co., Class A...........................    1,701,198
 18,200 Ann Taylor Stores Corp. (b) (L)............................      628,264
 28,900 Barnes & Noble, Inc........................................    1,233,163
 48,300 Bed Bath & Beyond, Inc. (b)................................    1,746,045
  3,000 Blair Corp.................................................      116,820
  4,500 Burlington Coat Factory Warehouse (L)......................      180,945
    300 Canadian Tire Corp., Ltd...................................       17,863
 14,605 Cato Corp. (L).............................................      313,277
  4,900 Cawachi, Ltd. (L)..........................................      208,025
  7,200 Circuit City Stores, Inc...................................      162,648
 20,900 Claire's Stores, Inc.......................................      610,698
  1,400 Columbia Sportswear Co. (b) (L)............................       66,822
 92,000 Dollar General Corp........................................    1,754,440
 13,500 DSW Inc.(b) (L)............................................      353,970
 45,400 Federated Department Stores, Inc...........................    3,011,381
  8,480 Gamestop Corp., Class A (b) (L)............................      269,834
 11,800 Genescojnc. (b) (L)........................................      457,722
 37,800 Jusco Ltd..................................................      960,936
 55,300 Kesa Electricals Plc.......................................      246,799
 61,200 Kingfisher Plc.............................................      249,231
 33,800 Lowe's Cos., Inc...........................................    2,253,108
 20,500 Massmart Holdings Ltd......................................      167,073
 80,800 Michaels Stores, Inc.......................................    2,857,896
  7,520 Movie Gallery, Inc. (L)....................................       42,187
  3,200 MSC Industrial Direct Co., Inc., Class A (L)...............      128,704
 38,200 Office Depot, Inc. (b).....................................    1,199,480
  3,700 Pantry, Inc. (b)...........................................      173,863
 55,700 Quiksilver, Inc. (b).......................................      770,888
  5,000 Shimamura Co. Ltd..........................................      691,467
 10,300 Stride Rite Corp...........................................      139,668
 61,700 Talbots, Inc. (L)..........................................    1,716,494
  4,100 Urban Outfitters, Inc. (b).................................      103,771
 28,900 Wal-Mart Stores, Inc.......................................    1,352,520
 43,000 Walgreen Co................................................    1,903,180
156,406 Walmart De Mexico SA.......................................      867,672
  2,900 Weis Markets, Inc. (L).....................................      124,816
 36,800 Whole Foods Market, Inc. (L)...............................    2,847,952
 10,100 Williams-Sonoma, Inc. (b) (L)..............................      435,815
                                                                      ----------
                                                                      32,066,635
                                                                      ----------

                 See accompanying notes to financial statements.

                            NEW CONVENANT GROWTH FUND
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                         Value
Shares                                                                 (Note 2)
------                                                                ----------
          TECHNOLOGY (2.1%)
   64,451 Agilent Technologies, Inc. (b) ..........................    2,145,574
   23,600 Aquantive, Inc. (b) (L) .................................      595,664
   55,800 Brooks Automation, Inc. (b) .............................      699,174
    4,800 Canon, Inc ..............................................      280,654
   12,000 Eresearch Technology, Inc. (b) (L) ......................      181,200
   34,100 Genesis Microchip, Inc. (b) (L) .........................      616,869
   25,200 Hitachi High Technology Corp. (L) .......................      629,947
   10,500 Hutchinson Technology, Inc. (b)(L) ......................      298,725
  405,400 Intel Corp ..............................................   10,118,784
   41,200 Linear Technology Corp ..................................    1,486,084
   16,700 Plantronics, Inc ........................................      472,610
  120,600 RF Micro Devices, Inc. (b) (L) ..........................      652,446
   16,100 Western Digital Corp. (b) ...............................      299,621
                                                                      ----------
                                                                      18,477,352
                                                                      ----------
          TELECOMMUNICATIONS (4.1%):
    6,100 Adtran, Inc .............................................      181,414
   58,900 ALLTEL Corp. ............................................    3,716,590
   56,500 America Movil ...........................................    1,653,190
   18,200 AT&T, Inc ...............................................      445,718
  111,200 Avaya, Inc. (b) .........................................    1,186,504
    9,500 Centennial Communications Corp. (b) (L) .................      147,440
   59,900 Century Tel. Inc ........................................    1,986,284
   26,200 Consolidated Communications Hldngs, Inc. ................      340,338
  216,400 Corning, Inc. (b) .......................................    4,254,424
   51,000 Dobson Communications Corp. (b) (L) .....................      382,500
  141,600 Koninklijke (Royal) KPN NV ..............................    1,414,514
   24,100 Korea Telecom Corp ......................................      519,355
   13,300 Nokia Oyj - Class A .....................................      242,349
   95,700 Polycom, Inc. (b) .......................................    1,464,210
   16,600 Portugal Telecom, SGPS, SA ..............................      167,392
   44,930 Premiere Global Services, Inc. (b) (L) ..................      365,281
1,705,500 PT Telekomunikasi Indonesia .............................    1,023,647
  124,400 Qualcomm, Inc ...........................................    5,359,151
    4,860 Rural Cellular Corp. (b) ................................       71,005
  398,500 Singapore Telecommunications Ltd. (R) ...................      625,615
   17,700 Societe Europeenne Satellite ............................      302,693
  193,881 Sprint Corp .............................................    4,529,059
    2,077 Swisscom AG .............................................      653,792
  250,000 Telefonaktiebolaget LM Ericsson .........................      857,811
   39,103 Telefonica De Espana ....................................      586,160
   23,329 Telekom Austria AG ......................................      522,769
   36,100 Telesp Celular Participa-ADR (L) ........................      136,458
   11,500 Telus Corp ..............................................      459,547
    8,200 Telus Corp ..............................................      336,032
1,278,768 Vodafone Group Pic ......................................    2,754,736
                                                                      ----------
                                                                      36,685,978
                                                                      ----------
          TRANSPORTATION  (2.3%):
    5,640 Alexander & Baldwin .....................................      305,914
   13,690 Arkansas Best Corp. (L) .................................      597,979
   62,000 CNF, Inc ................................................    3,465,180
   62,000 CSX Corp ................................................    3,147,740
   15,800 Deutsche Post AG ........................................      382,380
   27,000 Expediters Int'l. of Washington, Inc. (L) ...............    1,822,770
   12,500 Fedex Corp. .............................................    1,292,375
   22,000 Hankyu Holdings, Inc. (L) ...............................      142,988
    6,450 Knight Transportation, Inc. (L) .........................      133,709

Shares or
Principal                                                               Value
  Amount                                                               (Note 2)
---------                                                            -----------
    204,246 Qantas Airways Ltd ...................................       605,085
     19,150 Ryder System, Inc ....................................       785,533
    270,000 Southwest Airlines Co ................................     4,436,099
      6,300 TNT Post Group NV ....................................       196,158
     59,000 Tokyu Corp. (L) ......................................       416,965
      5,300 Veolia Environnement .................................       165,396
      6,800 Veolia Environnement .................................       306,681
    102,300 Werner Enterprises, Inc. (L) .........................     2,015,310
     11,500 World Air Holdings, Inc. (b) (L) .....................       110,630
     35,000 Yamato Transport .....................................       580,120
                                                                     -----------
                                                                      20,909,012
                                                                     -----------
            WASTE MANAGEMENT (0.9%):
    253,900 Waste Management, Inc ................................     7,705,865
                                                                     -----------
            TOTAL COMMON STOCKS ..................................   879,733,072
                                                                     -----------
            EXCHANGE TRADED FUNDS (0.4%):
     57,100 i Shares Russell 1000 ................................     3,867,954
                                                                     -----------
            TOTAL EXCHANGE TRADED FUNDS ..........................     3,867,954
                                                                     -----------
            CASH EQUIVALENTS (2.0%):
 18,310,889 JP Morgan Cash Trade Execution .......................    18,310,889
                                                                     -----------
            TOTAL CASH EQUIVALENTS ...............................    18,310,889
                                                                     -----------
            INVESTMENTS HELD AS COLLATERAL FOR
            LOANED SECURITIES (13.9%):
$10,000,000 ABN AMRO Bank Repurchase Agreement,
            4.30%, 1/3/06 (Purchased on 12/30/05,
            proceeds at maturity $10,005,972,
            collateralized by various corporate bonds,
            fair value $10,200,000) ..............................    10,000,000
  1,000,000 Citigroup Global Markets Repurchase
            Agreement, 4.30%, 1/3/06 (Purchased on
            12/30/05, proceeds at maturity $1,000,597,
            collateralized by various corporate bonds,
            fair value $1,050,000) ...............................     1,000,000
 94,000,000 Citigroup Global Markets Repurchase
            Agreement, 4.30%, 1/3/06 (Purchased
            on 12/30/05, proceeds at maturity
            $94,056,139, collateralized by various
            corporate bonds, fair value $98,700,000) .............    94,000,000
    500,000 Dresdner Bank Repurchase Agreement,
            4.30%, 1/3/06 (Purchased on 12/30/05,
            proceeds at maturity $500,299,
            collateralized by various corporate bonds,
            fair value $525,000) .................................       500,000
  7,000,000 Lehman Brothers Repurchase Agreement,
            4.40%, 1/3/06 (Purchased on 12/30/05,
            proceeds at maturity $7,004,278,
            collateralized by various corporate bonds,
            fair value $7,350,000) ...............................     7,000,000
  2,000,000 Morgan Stanley Repurchase Agreement,
            4.375%, 1/3/06 (Purchased on 12/30/05,
            proceeds at maturity $2,001,215,
            collateralized by various corporate bonds,
            fair value $2,100,000) ...............................     2,000,000
 10,000,000 Societe Generale Time Deposit,
            4.31 %, 2/1/06 .......................................    10,000,000

                 See accompanying notes to financial statements.

                            NEW COVENANT GROWTH FUND
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Shares or
 Principal                                                             Value
  Amount                                                              (Note 2)
-----------                                                        -------------
 1, 126,024 UBS Securities Repurchase Agreement, 4.25%,
            1/3/06 (Purchased on 12/30/05,
            proceeds at maturity $1,126,689,
            collateralized by various U.S.
            government agency obligations,
            fair value $1,148,544) .............................       1,126,024
                                                                   -------------
            TOTAL INVESTMENTS HELD AS COLLATERAL
            FOR LOANED SECURITIES ..............................     125,626,024
                                                                   -------------
TOTAL (COST $893,276,058) (A)...................................   1,027,537,939
                                                                   =============

----------
Percentages indicated are based on net assets of $898,823,631.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $10,867,703. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.........................................   $160,102,918
Unrealized depreciation.........................................    (36,708,740)
                                                                   ------------
Net unrealized appreciation.....................................   $123,394,178
                                                                   ============

(b)  Non-income producing securities.

(c)  Investment in affiliate.

(L)  A portion or all of the security is on loan.

(R) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

ADR - American Depository Receipt

GDR - Global Depository Receipt

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

                            NEW COVENANT INCOME FUND
                               DECEMBER 31, 2005
                                  (UNAUDITED)

 Principal                                                              Value
  Amount                                                               (Note 2)
----------                                                           -----------
ASSET BACKED SECURITIES (3.2%):
 2,797,477 Asset Backed Funding Certificates,
           4.25%, 6/25/35 ........................................   $ 2,786,788
 4,860,000 Master Asset Backed Securities Trust,
           5.23%, 10/25/32 .......................................     4,834,163
   805,536 Residential Asset Mortgage Products, Inc.,
           4.00%,1/25/30 .........................................       801,157
 2,895,000 Residential Asset Mortgage Products, Inc.,
           5.46%, 5/25/32 ........................................     2,901,788
 5,760,899 Residential Asset Mortgage Products, Inc.,
           5.57%, 6/25/32, Series 2002-RS3, Class A15 ............     5,759,832
                                                                     -----------
           TOTAL ASSET BACKED SECURITIES .........................    17,083,728
                                                                     -----------
           CORPORATE BONDS (15.8%):
 2,165,000 Alcan, Inc., 6.125%, 12/15/33 .........................     2,223,691
   780,000 American General Finance, 4.50%, 11/15/07 .............       775,255
 2,500,000 American International Group, 4.70%, 10/1/10 (R) ......     2,466,428
   775,000 AOL TimeWarner, lnc., 6.875%,5/l/l2 (L) ...............       826,031
 2,400,000 AOL TimeWarner, Inc., 7.625%,4/15/31 ..................     2,680,680
 1,000,000 Bank of America Corp., 4.375%, 12/1/10 ................       976,674
 3,675,000 Bottling Group LLC, 5.00%, 111/15/13 ..................     3,681,567
 1,125,000 BRE Properties, Inc., 7.125%, 2/15/13 .................     1,230,562
 3,800,000 Burlington Northern Santa Fe, 6.75%, 7/15/11 ..........     4,104,414
 2,500,000 Carolina Power & Light, 6.50%, 7/15/12 ................     2,682,047
   750,000 CarrAmerica Realty Corp., 5.125%, 9/1/11 ..............       736,007
 1,500,000 Caterpillar Financial Services Corp., 3.70%, 8/15/08 ..     1,460,793
10,000,000 Coca-Cola Enterprises, 0.00%, 6/20/20 .................     4,465,190
 2,115,000 Duke Realty Corp., 7.05%, 3/1/06 ......................     2,122,185
 1,600,000 EOP Operating LP, 6.80%, 1/15/09 ......................     1,674,096
 1,961,592 FedEx Corp., 6.72%,1/15/22, Series 98-1A ..............     2,143,697
 1,950,000 Firstar Bank, 7.125%, 12/1/09 ...... ..................     2,105,627
   610,000 Ford Motor Credit Co., 7.375%, 10/28/09 ...............       541,432
 4,510,000 General Electric Capital Corp., 6.125%, 2/22/11 .......     4,749,964
 3,350,000 General Mills, Inc., 6.00%, 2/15/12 ...................     3,510,408
 1,400,000 Household Finance Corp., 6.40%, 6/17/08 ...............     1,445,111
   600,000 Household Finance Corp., 4.75%, 5/15/09 ...............       593,909
 1,500,000 Household Finance Corp., 4.125%, 11/16/09 .............     1,449,507
 1,070,000 International Paper Co.,6.50%, 11/15/07 ...............     1,093,477
   475,000 International Paper Co., 5.85%, 10/30/12 ..............       482,641
 1,750,000 Kinder Morgan Energy Partners, 7.40%, 3/15/31 .........     2,021,926
 2,235,000 May Department Stores Co., 7.45%, 9/15/11 .............     2,462,778
 4,000,000 Merrill Lynch & Co., 4.125%, 9/10/09 ..................     3,884,436
 4,250,000 Metlife, Inc., 5.00%, 6/15/15 (L) .....................     4,176,185
 3,525,000 Morgan Stanley, 3.625%, 4/1/08 ........................     3,435,920
 1,250,000 National City Corp., 4.50%, 3/15/10 ...................     1,231,388
 1,185,000 National City Corp., 6.875%, 5/15/19 ..................     1,347,190
 1,445,000 Pacific Gas & Electric, 6.05%, 3/1/34 .................     1,500,647
 3,785,000 PNC Funding Corp., 6.125%, 2/15/09 ....................     3,909,114
 5,015,000 SBC Communications, Inc., 4.125%, 9/15/09 .............     4,846,687
   900,000 Sprint Capital Corp., 7.625%,1/30/11 ..................       993,507
 2,930,000 Sprint Capital Corp., 6.875%, 11 /15/28 ...............     3,211,160
 2,000,000 Sun Trust Banks, Inc., 4.25%, 10/15/09 ................     1,952,558
                                                                     -----------
           TOTAL CORPORATE BONDS .................................    85,194,889
                                                                     -----------
           MORTGAGE-BACKED SECURITIES (65.4%):
           CORPORATE BONDS
 3,825,000 Banc of America Commercial Mortgage, Inc., 4.88%,
           7/10/42 ...............................................     3,742,886
 8,535,000 Banc of America Commercial Mortgage, Inc., 5.1 15%,
           10/10/45 ..............................................     8,501,649
 4,885,000 Bank of America Commercial Mortgage, Inc., 4.76%,
           11/10/39 ..............................................     4,747,424
 1,105,000 Bank of America Commercial Mortgage, Inc., 4.50%,
           7/10/42 ...............................................     1,072,891
 5,225,000 Banc of America Mortgage Securities, 4.80%,
           5/25/35 * .............................................     5,130,897
 5,180,000 Banc of America Mortgage Securities, 4.62%,
           6/25/35 * .............................................     5,047,477
 3,466,635 Bear Stearns Commercial Mortgage Securities, 6.08%,
           2/15/35 ...............................................     3,514,962
 4,615,000 Bear Stearns Commercial Mortgage Securities, 5.47%,
           6/11/41 ...............................................     4,697,863
   930,659 Commercial Mortgage Pass-Through Certificate, 2.96%,
           3/10/39 ...............................................       896,738
 1,115,000 Commercial Mortgage Pass-Through Certificate, 5.12%,
           6/10/44 ...............................................     1,112,163
 1,705,772 Countrywide Home Loans, 5.35%, 11/25/35 * .............     1,702,877
 1,370,000 General Electric Capital Commercial Mortgage Corp.,
           4.60%, 11/10/38 .......................................     1,319,594
 5,230,000 GMAC Commercial Mortgage Securities, Inc., 5.30%,
           8/10/38 ...............................................     5,273,378
 3,781,087 Goldman Sachs Mortgage Securities Corp., 2.90%,
           1/10/40 ...............................................     3,675,646
   969,869 GSR Mortgage Loan Trust, 4.56%, 9/25/35 ...............       952,461
 3,287,283 Indymac Index Mortgage Loan Trust, 5.30%, 6/25/35 * ...     3,259,341
 4,065,000 JP Morgan Chase Commercial Mortgage Securities Corp.,
           4.77%, 3/12/39 ........................................     3,972,408
 4,170,000 JP Morgan Chase Commercial Mortgage Securities Corp.,
           5.21%, 5/15/41 * ......................................     4,202,021
 1,589,982 LB-UBS Commercial Mortgage Trust, 7.18%, 9/15/19,
           Series 2000-C4 ........................................     1,621,081
 8,410,000 LB-UBS Commercial Mortgage Trust, 4.79%, 10/15/29*,
           Series 2004-C7 ........................................     8,191,911
 5,220,000 LB-UBS Commercial Mortgage Trust, 5.59%, 6/15/31,
           Series 2002 - C2 ......................................     5,363,674
 3,885,000 LB-UBS Commercial Mortgage Trust, 4.93%, 9/15/35,
           Series 2003-C7 ........................................     3,841,799
   983,319 Merrill Lynch Mortgage Investors, Inc., 5.37%,
           7/25/36 ...............................................       982,977
 4,237,187 Merrill Lynch Mortgage Investors, Inc., 4.50%,
           2/25/35 * .............................................     4,158,855
 3,440,000 Washington Mutual,Inc., 4.68%, 4/25/35*  ..............     3,359,848
 3,000,000 Washington Mutual, Inc., 4.20%, 1/15/10 (L)  ..........     2,907,393
   815,000 Washington Mutual, Inc., 3.805%, 6/25/34 * ............       783,582
 1,085,000 Washington Mutual, Inc., 3.945%, 7/25/34 * ............     1,050,281
 1,095,000 Washington Mutual, Inc., 4.68%, 5/25/35 * .............     1,071,703
 4,130,000 Washington Mutual, Inc., 4.69%, 5/25/35 ...............     4,021,196

                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                            NEW COVENANT INCOME FUND
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Principal                                                              Value
  Amount                                                               (Note 2)
----------                                                           -----------
 1,088,429 Washington Mutual, Inc., 4.84%, 10/25/35 * ............     1,074,209
 3,500,000 Wells Fargo Corp., 4.20%, 1/15/10 .....................     3,410,474
 4,605,000 Wells Fargo Mortgage Backed Securities Trust, 3.54%,
           9/25/34 * .............................................     4,423,804
 4,115,000 Wells Fargo Mortgage Backed Securities Trust, 4.52%,
           1/25/35 * .............................................     4,025,282
 3,556,227 Wells Fargo Mortgage Backed Securities Trust, 4.55%,
           2/25/35 * .............................................     3,491,922

           FANNIE MAE
 5,581,669 7.07%, 11/1/06 ........................................     5,610,257
 1,496,084 7.21%, 5/1/07 .........................................     1,514,722
   467,410 6.61%, 9/1/07 .........................................       474,667
 2,125,678 6.23%, 1/1/08 .........................................     2,155,455
 3,558,858 6.36%, 8/1/08 .........................................     3,642,975
   917,310 6.13%, 10/1/08 ........................................       936,062
 1,558,775 7.01%, 11/1/08 ........................................     1,623,174
 4,058,593 6.14%, 4/1/09 .........................................     4,163,199
 4,586,617 7.29%, 12/1/10 ........................................     4,982,803
 3,751,233 6.20%, 1/1/11 .........................................     3,917,222
 2,615,591 6.48%, 1/1/11 .........................................     2,758,477
 1,055,780 4.92%, 4/1/11 .........................................     1,048,639
 4,729,221 6.10%, 4/1/11 .........................................     4,933,324
   945,254 6.09%, 5/1/11 .........................................       985,648
 1,319,051 6.305%, 5/1/11 ........................................     1,386,190
 5,948,681 3.95%, 7/1/13 .........................................     5,575,947
 4,079,232 6.00%, 12/25/16, Series 01-71, Class QE ...............     4,178,940
 1,623,893 6.50%, 8/1/17 .........................................     1,668,946
 2,211,282 4.50%, 1/1/20, Pool # 789677 ..........................     2,152,504
 1,685,000 4.50%, 1/1/21 (b) .....................................     1,639,716
 3,445,000 4.50%, 1/1/21 (b) .....................................     3,353,528
   865,000 4.50%, 1/1/21 (b) .....................................       842,033
 1,785,000 4.50%, 1/1/21 (b) .....................................     1,737,028
 7,120,000 5.00%, 1/1/21 (b) .....................................     7,044,350
 5,385,000 5.00%, 1/1/21 (b) .....................................     5,327,784
 3,780,000 5.00%, 1/1/21 (b) .....................................     3,739,838
 2,005,000 5.00%, 1/1/21 (b) .....................................     1,983,697
 1,535,392 4.50%, 9/25/25 ........................................     1,518,263
   181,947 7.50%, 5/1/27 .........................................       191,058
   165,706 7.50%, 4/1/29, Pool # 323645 ..........................       174,085
   198,281 7.50%, 4/1/29 .........................................       208,307
    11,964 7.50%, 8/1/29, Pool # 252712 ..........................        12,559
   169,569 7.50%, 7/1/30 .........................................       178,143
   659,727 7.50%, 12/1/30 ........................................       692,501
 5,166,290 4.50%, 2/25/31 ........................................     5,022,989
 1,125,000 5.50%, 3/25/31 ........................................     1,120,958
 1,931,708 6.09%, 10/25/31 .......................................     1,926,839
   829,999 7.00%, 6/1/32 .........................................       866,415
 2,210,000 4.50%, 12/1/32 ........................................     2,144,248
 4,208,087 5.50%, 1/25/33 ........................................     4,194,728
   960,000 4.50%, 7/25/33 ........................................       930,957
 1,360,593 5.50%, 1/1/34, ARM 725042 .............................     1,347,935
 5,586,879 5.50%, 2/l/35, Pool # 735224 ..........................     5,547,653
 4,540,797 4.99%, 7/1/35, ARM 826014 .............................     4,503,184
 2,757,072 5.50%, 8/1/35, ARM 835749 .............................     2,731,511
 4,834,395 5.375%, 9/1/35, ARM 836133 ............................     4,830,846
   699,315 5.50%, 10/1/35, ARM 836178 ............................       692,832
 1,270,000 5.46%, 1/1/36, ARM 863729 .............................     1,309,641
 1,830,000 5.50%, 1/1/36 (b) .....................................     1,812,271
 4,700,000 5.50%, 1/1/36 (b) .....................................     4,654,466

 Shares or
 Principal                                                               Value
  Amount                                                               (Note 2)
----------                                                           -----------
 4,300,000 5.50%, 1/1/36 (b) .....................................     4,258,342
 6,110,000 5.50%, 1/1/36 (b) .....................................     6,050,806
 5,915,000 5.50%, 1/1/36 (b) .....................................     5,857,695
 4,275,000 5.50%, 1/1/36 (b) .....................................     4,233,584
 1,885,000 5.50%, 1/1/36 (b) .....................................     1,864,972
 5,340,000 5.50%, 1/1/36 (b) .....................................     5,288,266
 1,755,000 5.50%, 1/1/36 (b) .....................................     1,737,998
 7,645,000 5.50%, 11/25/43 .......................................     7,642,933
 6,272,968 5.95%, 2/25/44 ........................................     6,292,335

           FEDERAL HOME LOAN BANK
 1,015,000 5.27%, 12/28/12 .......................................     1,016,726

           FREDDIE MAC
        37 8.00%, 5/1/06, Pool #E30879 ...........................            37
 5,563,061 6.98%, 10/1/10, Pool #W20024 ..........................     5,965,271
 1,285,000 6.90%, 12/1/10, Pool #W10004 ..........................     1,379,448
 2,842,107 4.00%, 8/15/13 ........................................     2,805,799
 1,490,000 4.50%, 8/15/13 ........................................     1,476,588
 3,105,000 4.50%, 7/15/16 ........................................     3,054,628
 4,050,146 3.00%, 3/15/17 ........................................     3,817,943
 3,967,685 6.00%, 5/15/17 ........................................     4,068,219
 2,469,264 4.50%, 7/15/19 ........................................     2,420,070
   882,191 6.50%, 9/1/19 .........................................       906,565
 4,169,000 5.50%, 1/15/28 ........................................     4,186,409
 5,240,000 5.00%, 2/15/28 ........................................     5,175,062
 1,240,000 5.50%, 4/15/30 ........................................     1,238,432
 4,175,000 5.50%, 9/15/31 ........................................     4,161,048
 5,420,000 4.50%, 6/15/32 ........................................     5,257,236
 2,545,000 5.50%, 10/15/34 .......................................     2,520,083
 2,729,728 5.00%, 12/1/35, Pool #A40536 ..........................     2,643,571
 3,610,000 5.00%, 12/1/35, Pool # G08099 .........................     3,496,059
 4,375,000 5.00%, 1/1/36 (b) .....................................     4,235,547
 7,330,000 5.00%, 1/1/36 (b) .....................................     7,096,356
                                                                     -----------
           TOTAL MORTGAGE-BACKED SECURITIES ......................   352,740,209
                                                                     -----------

           U.S.TREASURY OBLIGATIONS (12.2%):
 9,250,000 US.Treasury Bonds, 7.50%, 11 /15/16 (L) ...............    11,621,765
26,195,000 US.Treasury Bonds, 7.25%, 8/15/22 (L) .................    34,121,057
 3,319,246 U.S.Treasury Inflation Protection Bond,
           3.375%, 1/15/07 (L) ...................................     3,344,661
 6,490,000 US.Treasury Notes, 2.75%, 8/15/07 (L) .................     6,324,206
 7,740,000 US.Treasury Notes, 3.375%, 11/15/08 (L) ...............     7,534,712
 3,020,000 US.Treasury Notes, 4.875%, 2/15/12 (L) ................     3,101,519
                                                                     -----------
           TOTAL U.S.TREASURY OBLIGATIONS ........................    66,047,920
                                                                     -----------

           CLOSED END INVESTMENT COMPANIES (0.9%):
   358,900 MFS Government Markets Income Trust ...................     2,332,850
   141,000 MFS Intermediate Income Trust .........................       878,430
   139,900 Putnam Premier Income Trust ...........................       849,193
    69,500 Salomon Brothers Global High Income Fund Inc. .........       886,125
     9,400 Western Asset/Claymore US Treasury Inflation
           Protected Securities Fund .............................       112,894
                                                                     -----------
           TOTAL CLOSED END INVESTMENT COMPANIES .................     5,059,492
                                                                     -----------
           CASH EQUIVALENTS (16.0%):
86,104,594 JP Morgan Cash Trade Execution (c) ....................    86,104,594
                                                                     -----------
           TOTAL CASH EQUIVALENTS ................................    86,104,594
                                                                     -----------

                See accompanying notes to financial statements.

                            NEW COVENANT INCOME FUND
                                DECEMBER 31, 2005
                                   (UNAUDITED)

 Principal                                                              Value
  Amount                                                              (Note 2)
----------                                                          ------------
           INVESTMENTS HELD AS COLLATERAL FOR LOANED
           SECURITIES (3.3%):
11,000,000 Citigroup Global Markets Repurchase Agreement, 4.30%,
           1/3/06 (Purchased on 12/30/05, proceeds at maturity
           $11,006,569, collateralized by various corporate
           bonds, fair value $11,550,000) .......................     11,000,000
 2,000,000 Dresdner Bank Repurchase Agreement, 4.30%, 1/3/06
           (Purchased on 12/30/05, proceeds at maturity
           $2,001,194, collateralized by various corporate bonds,
           fair value $2,100,000) ...............................      2,000,000
 3,000,000 HBOS Treasury Services Plc Medium Term
           Note, 4.509%, 3/27/06* ...............................      3,000,000
 1,000,000 Lehman Brothers Repurchase Agreement, 4.40%, 1/3/06
           (Purchased on 12/30/05, proceeds at maturity
           $ 1,000,611, collateralized by various corporate
           bonds, fair value $1,050,000) ........................      1,000,000
   500,000 Morgan Stanley Repurchase Agreement, 4.375%, 1/3/06
           (Purchased on 12/30/05, proceeds at maturity $500,304,
           collateralized by various corporate bonds, fair value
           $525,000) ............................................        500,000
   250,009 Royal Bank Of Canada Yankee CD, 4.30%, 1/3/06* .......        250,009
   113,559 UBS Securities Repurchase Agreement, 4.25%, 1/3/06
           (Purchased on 12/30/05, proceeds at maturity
           $1,126,689, collateralized by various U.S. government
           agency obligations,fair value $115,830) ..............        113,559
                                                                    ------------
           TOTAL INVESTMENTS HELD AS COLLATERAL
           FOR LOANED SECURITIES ................................     17,863,568
                                                                    ------------
TOTAL (COST $630,844,111) (A) ...................................   $630,094,400
                                                                    ------------

----------
Percentages indicated are based on net assets of $539,537,610.

* Variable or floating rate security. The interest rate shown reflects the rate in effect as of December 31, 2005.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $ 1,015,318. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation........   $  4,963,290
Unrealized depreciation........     (6,728,319)
                                  ------------
Net unrealized (depreciation)..    ($1,765,029)
                                  ============

(b)  Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been segregated as collateral for securities purchased on a when-issued or delayed delivery basis.

(L)  A portion or all of the security is on loan.

(R) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using procedures approved by the Board of Trustees, has deemed these securities to be liquid.

                See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS

                        NEW COVENANT BALANCED GROWTH FUND
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                        Value
Shares                                                                (Note 2)
------                                                              ------------
INVESTMENT COMPANIES (98.4%):
5,986,090 New Covenant Growth Fund (b)...........................   $192,692,238
4,360,972 New Covenant Income Fund (b)...........................    108,980,689
                                                                    ------------
          TOTAL INVESTMENT COMPANIES.............................    301,672,927
                                                                    ------------

 Principal
   Amount
-----------
CASH EQUIVALENTS (1.1%):
$3,239,307 JP Morgan Cash Trade Execution........................      3,239,307
                                                                    ------------
           TOTAL CASH EQUIVALENTS................................      3,239,307
                                                                    ------------
TOTAL INVESTMENTS
(COST $275,002,145) (A)..........................................   $304,912,234
                                                                    ============

----------
Percentages indicated are based on net assets of $306,314,324.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $14,344,181. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..........................................   $ 31,033,446
Unrealized depreciation..........................................    (15,467,538)
                                                                    ------------
Net unrealized appreciation......................................   $ 15,565,908
                                                                    ============

(b) Investment in an affiliate in accordance with Section l2(d)(1)(G) of the Investment Company Act of 1940, as amended.

                        NEW COVENANT BALANCED INCOME FUND
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                        Value
Shares                                                                (Note 2)
------                                                              ------------
INVESTMENT COMPANIES (98.4%):
1,494,150 New Covenant Growth Fund (b)...........................   $ 48,096,682
3,022,194 New Covenant Income Fund (b)...........................     75,524,621
                                                                    ------------
          TOTAL INVESTMENT COMPANIES.............................    123,621,303
                                                                    ------------

  Principal
   Amount
------------
CASH EQUIVALENTS (0.9%):
$1,120,170 JP Morgan Cash Trade Execution........................      1,120,170
                                                                    ------------
           TOTAL CASH EQUIVALENTS................................      1,120,170
                                                                    ------------
TOTAL INVESTMENTS
(COST $115,060,626) (A)..........................................   $124,741,473
                                                                    ============

----------
Percentages indicated are based on net assets of $125,597,906.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $2,259,636. Cost for federal income tax differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..........................................   $10,552,143
Unrealized depreciation..........................................    (3,130,932)
                                                                    -----------
Net unrealized appreciation......................................   $ 7,421,211
                                                                    ===========

(b) Investment in an affiliate in accordance with Section l2(d)(1)(G) of the Investment Company Act of 1940, as amended.

                 See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                                  BALANCED       BALANCED
                                                  GROWTH FUND     INCOME FUND    GROWTH FUND    INCOME FUND
                                                --------------   ------------   ------------   ------------
ASSETS:

Investments, at value (Cost $767,132,355,
   $612,980,543, $3,239,307 and $1,120,170,
   respectively) ............................   $  901,418,763   $612,230,832   $  3,239,307   $  1,120,170
Investment in affiliates (Cost $517,679, $0,
   $271,762,838 and $113,940,456,
   respectively) ............................          493,152             --    301,672,927    123,621,303
Investments held as collateral for securities
   loaned (Cost $125,629,024, $17,863,568,
   $0 and $0, respectively) .................      125,629,024     17,863,568             --             --
                                                --------------   ------------   ------------   ------------
Total Investments ...........................    1,027,540,939    630,094,400    304,912,234    124,741,473
Cash ........................................               --        264,326      1,453,322        880,075
Interest and dividends receivable ...........        1,001,837      4,343,721         12,987          4,717
Receivable for investment sold ..............        1,550,152     18,003,809             --             --
Receivable for foreign currency contracts ...            1,146             --             --             --
Receivable from affiliate ...................               --             --         70,456         27,106
Reclaims receivable .........................           46,466             --             --             --
Prepaid expenses and other assets ...........           21,973         17,173         11,574          7,903
                                                --------------   ------------   ------------   ------------
Total Assets: ...............................    1,030,162,513    652,723,429    306,460,573    125,661,274
                                                --------------   ------------   ------------   ------------
LIABILITIES:

Payable for investment purchased ............        4,283,730     94,880,739             --             --
Payable for foreign overdraft ...............            1,191             --             --             --
Payable for return of collateral received on
   securities loanded .......................      125,629,024     17,863,568             --             --
Cash overdraft ..............................          423,542
Accrued expenses and other payables:
   Investment advisory fees .................          632,163        270,355             --             --
   Administration fees ......................            3,783          2,232          1,298            529
   Sharholder service fees ..................          131,635         73,383         70,456         27,106
   Transfer fees ............................           17,906         15,142         35,503         19,172
   Accounting fees ..........................           22,283         11,450          6,497          2,524
   Chief Compliance fees ....................           30,947         16,001         10,784          3,914
   Other ....................................          162,678         52,949         21,711         10,123
                                                --------------   ------------   ------------   ------------
Total Liabilities: ..........................      131,338,882    113,185,819        146,249         63,368
                                                --------------   ------------   ------------   ------------
NET ASSETS: .................................   $  898,823,631   $539,537,610   $306,314,324   $125,597,906
                                                ==============   ============   ============   ============
NET ASSETS CONSIST OF:
   Paid-in capital ..........................      864,434,528    542,665,307    301,858,721    122,065,182
   Undistributed (distributions in excess of)
      net investment income .................         (429,571)      (377,612)        (2,873)        (1,484)
   Accumulated net realized gains/(losses) on
      investment and foreign currency
      transactions ..........................      (99,440,295)    (2,000,374)   (25,451,613)    (6,146,639)
   Net unrealized appreciation/(depreciation)
      on investments and translation of
      assets and liabilities denominated in
      foreign currencies ....................      134,258,969       (749,711)    29,910,089      9,680,847
                                                --------------   ------------   ------------   ------------
Total Net Assets ............................   $  898,823,631   $539,537,610   $306,314,324   $125,597,906
                                                ==============   ============   ============   ============
Share outstanding ...........................       27,924,407     21,591,577      3,771,724      6,548,139
Net asset value, offering and redemption
   price per share ..........................   $        32.19   $      24.99   $      81.21   $      19.18

                 See accompanying notes to financial statements.

                                                        STATEMENTS OF OPERATIONS

                               NEW COVENANT FUNDS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
                                   (UNAUDITED)

                                                                              BALANCED      BALANCED
                                               GROWTH FUND    INCOME FUND   GROWTH FUND   INCOME FUND
                                               -----------   ------------   -----------   -----------
INVESTMENT INCOME:
   Interest ................................   $   246,919   $ 12,724,803   $    71,517   $   28,434
   Dividend ................................     6,563,352         49,243            --           --
   Dividend income from affiliates .........            --             --     2,791,969    1,701,097
   Foreign tax withholding .................       (60,314)            --            --           --
   Income from securities lending ..........       160,925         45,009            --           --
                                               -----------   ------------   -----------   ----------
   Total Income: ...........................     6,910,882     12,819,055     2,863,486    1,729,531
                                               -----------   ------------   -----------   ----------

EXPENSES:
   Investment advisory fees ................     4,443,973      2,039,290            --           --
   Administration fees .....................        89,770         54,377        30,965       12,674
   Shareholder service fees ................       802,161        437,495       383,375      156,536
   Accounting fees .........................       142,722         79,212        40,501       16,805
   Audit fees ..............................        20,631         13,005         7,629        3,455
   Custodian fees ..........................        59,758          4,104           415          422
   Insurance fees ..........................        17,121         10,592         6,128        2,469
   Legal fees ..............................        43,355         26,468        15,163        6,166
   Registration and filing fees ............         9,435          9,508         9,086        8,335
   Printing fees ...........................        21,283         13,405         7,548        3,231
   Chief Compliance officer fees ...........        11,905          6,242         4,105        1,548
   Transfer agent fees .....................        38,426         36,252        75,309       40,895
   Other fees ..............................        38,739         28,634        16,629        6,857
                                               -----------   ------------   -----------   ----------
   Total expenses before contractual fee
      reductions ...........................     5,739,279      2,758,584       596,853      259,393
   Expenses contractually reduced ..........      (869,815)      (478,469)     (406,711)    (166,087)
   Expenses paid indirectly ................       (48,466)        (1,901)           --           --
                                               -----------   ------------   -----------   ----------
   Total Expenses ..........................     4,820,998      2,278,214       190,142       93,306
                                               -----------   ------------   -----------   ----------
   NET INVESTMENT INCOME ...................     2,089,884     10,540,841     2,673,344    1,636,225
                                               -----------   ------------   -----------   ----------
   REALIZED AND UNREALIZED GAINS/ (LOSSES)
      FROM INVESTMENTS AND FOREIGN CURRENCY:
   Realized gains/(losses) on investment
      and foreign currency transactions ....    37,428,266     (1,219,070)     (699,535)    (334,557)
   Realized gain distributions from
      underlying funds .....................            --             --        48,010+      33,085+
   Net change in unrealized appreciation/
      (depreciation) on investments and
      translation of assets and liabilities
      denominated in foreign currency ......    27,972,268    (10,401,869)   12,326,806    2,133,283
                                               -----------   ------------   -----------   ----------
   Net realized/unrealized gains/(losses) on
      investments and foreign currency .....    65,400,534    (11,620,939)   11,675,281    1,831,811
                                               -----------   ------------   -----------   ----------
   Change in net assets resulting from
      operations ...........................   $67,490,418   $ (1,080,098)  $14,348,625   $3,468,036
                                               ===========   ============   ===========   ==========

+    Represents realized gain distributions from investments in affiliates.

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                               NEW COVENANT FUNDS

                                                                                 GROWTH FUND                   INCOME FUND
                                                                        ----------------------------  ----------------------------
                                                                            FOR THE                       FOR THE
                                                                          SIX MONTHS       FOR THE      SIX MONTHS       FOR THE
                                                                        ENDED DECEMBER      YEAR      ENDED DECEMBER      YEAR
                                                                           31, 2005         ENDED        31, 2005         ENDED
                                                                          (UNAUDITED)   JUNE 30,2005    (UNAUDITED)   JUNE 30,2005
                                                                        --------------  ------------  --------------  ------------
OPERATIONS:
   Net investment income .............................................   $  2,089,884   $  6,327,831   $ 10,540,841   $ 19,505,062
   Net realized gains/(losses) on investment and foreign currency
      transactions ...................................................     37,428,266     28,371,237     (1,219,070)     4,612,365
   Net change in unrealized appreciation/(depreciation) on
      investments and translation of assets and liabilities
      denominated in foreign currency ................................     27,972,268     26,222,561    (10,401,869)     6,746,552
                                                                         ------------   ------------   ------------   ------------
   Change in net assets resulting from operations ....................     67,490,418     60,921,629     (1,080,098)    30,863,979
                                                                         ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ........................................     (2,380,216)    (6,321,345)   (10,951,563)   (21,501,226)
   From net realized gains on investments ............................             --             --       (236,126)    (1,303,165)
                                                                         ------------   ------------   ------------   ------------
   Change in net assets from shareholder distributions ...............     (2,380,216)    (6,321,345)   (11,187,689)   (22,804,391)
                                                                         ------------   ------------   ------------   ------------

CAPITAL TRANSACTIONS:
   Change in net assets from share transactions (Note 5) .............    (44,869,241)   (10,593,031)    24,597,325     (4,876,397)
                                                                         ------------   ------------   ------------   ------------
   Change in net assets ..............................................     20,240,961     44,007,253     12,329,538      3,183,191
                                                                         ------------   ------------   ------------   ------------

NET ASSETS:
   Beginning of period ...............................................    878,582,670    834,575,417    527,208,072    524,024,881
                                                                         ------------   ------------   ------------   ------------
   End of period .....................................................   $898,823,631   $878,582,670   $539,537,610   $527,208,072
                                                                         ============   ============   ============   ============
   Undistributed (distributions in excess of) net investment income ..   $   (429,571)  $   (139,239)  $   (377,612)  $     33,110
                                                                         ------------   ------------   ------------   ------------

                 See accompanying notes to financial statements.

                                             STATEMENTS OF CHANGES IN NET ASSETS

                               NEW COVENANT FUNDS

                                                                            BALANCED GROWTH FUND          BALANCED INCOME FUND
                                                                        ----------------------------  ----------------------------
                                                                            FOR THE                       FOR THE
                                                                          SIX MONTHS       FOR THE      SIX MONTHS       FOR THE
                                                                        ENDED DECEMBER      YEAR      ENDED DECEMBER      YEAR
                                                                           31, 2005         ENDED        31, 2005         ENDED
                                                                          (UNAUDITED)   JUNE 30,2005    (UNAUDITED)   JUNE 30,2005
                                                                        --------------  ------------  --------------  ------------
OPERATIONS:
   Net investment income .............................................   $  2,673,344   $  5,580,288   $  1,636,225   $  3,185,482
   Net realized gains/(losses) on investment and foreign currency
      transactions ...................................................       (699,535)    (6,816,575)      (334,557)    (1,712,699)
   Realized gain distributions from underlying funds .................         48,010+       274,261+        33,085+       181,705+
   Net change in unrealized appreciation/(depreciation) on
      investments ....................................................     12,326,806     20,674,190      2,133,283      5,905,857
                                                                         ------------   ------------   ------------   ------------
   Change in net assets resulting from operations ....................     14,348,625     19,712,164      3,468,036      7,560,345
                                                                         ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ........................................     (2,693,445)    (5,571,223)    (1,645,680)    (3,181,809)
                                                                         ------------   ------------   ------------   ------------
   Change in net assets from shareholder distributions ...............     (2,693,445)    (5,571,223)    (1,645,680)    (3,181,809)
                                                                         ------------   ------------   ------------   ------------

CAPITAL TRANSACTIONS:
   Change in net assets from share transactions (Note 5) .............    (10,864,581)   (11,063,444)    (1,033,844)    (4,484,502)
                                                                         ------------   ------------   ------------   ------------
   Change in net assets ..............................................        790,599      3,077,497        788,512       (105,966)
                                                                         ------------   ------------   ------------   ------------

NET ASSETS:
   Beginning of period ...............................................    305,523,725    302,446,228    124,809,394    124,915,360
                                                                         ------------   ------------   ------------   ------------
   End of period .....................................................   $306,314,324   $305,523,725   $125,597,906   $124,809,394
                                                                         ============   ============   ============   ============
   Undistributed (distributions in excess of) net investment income ..   $     (2,873)  $     17,228   $     (1,484)  $      7,971
                                                                         ------------   ------------   ------------   ------------

+    Represents realized gain distributions from investments in affiliates.

FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                              GROWTH FUND
                                               ------------------------------------------------------------------------
                                                  FOR THE
                                                SIX MONTHS
                                                   ENDED       FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                               DECEMBER 31,  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                   2005       JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
                                                (UNAUDITED)     2005        2004        2003        2002        2001
                                               ------------  ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period.........  $  29.92       $  28.07    $  23.51    $  24.13    $  29.26   $  42.07
                                               --------       --------    --------    --------    --------   --------
INVESTMENT ACTIVITIES:
   Net Investment income.....................      0.07           0.21        0.07        0.10        0.04       0.10
   Net realized and unrealized gains/(losses)
      from investments and foreign currency
      transactions...........................      2.28           1.85        4.58       (0.63)      (5.11)     (4.86)
                                               --------       --------    --------    --------    --------   --------
   Total from Investment Activities..........      2.35           2.06        4.65       (0.53)      (5.07)     (4.76)
                                               --------       --------    --------    --------    --------   --------
DIVIDENDS
   Net investment income.....................     (0.08)         (0.21)      (0.09)      (0.09)      (0.01)        --
   Net realized gains........................        --             --          --          --          --      (7.80)
   Tax return of capital.....................        --             --          --          --       (0.05)     (0.25)
                                               --------       --------    --------    --------    --------   --------
   Total Dividends...........................     (0.08)         (0.21)      (0.09)      (0.09)      (0.06)     (8.05)
                                               --------       --------    --------    --------    --------   --------
   Change in net asset value per share.......      2.27           1.85        4.56       (0.62)      (5.13)    (12.81)
                                               --------       --------    --------    --------    --------   --------
   NET ASSET VALUE, END OF PERIOD............  $  32.19       $  29.92    $  28.07    $  23.51    $  24.13   $  29.26
                                               ========       ========    ========    ========    ========   ========
   Total Return..............................      7.87%(a)       7.38%      19.81%      (2.17%)    (17.34%)   (12.33%)

RATIOS/SUPPLEMENTAL DATA
   Net Assets at end of period (in 000's)....  $898,824       $878,583    $834,575    $708,885    $695,622   $816,901
   Ratio of expenses to average net assets...      1.07%(b)       1.11%       1.13%       1.13%       1.11%      1.07%
   Ratio of net investment income to
      average net assets.....................      0.47%(b)       0.75%       0.32%       0.47%       0.15%      0.20%
   Ratio of expenses to average net assets*..      1.28%(b)       1.36%       1.39%       1.13%       1.11%      1.07%
   Portfolio turnover rate...................        24%            76%         94%         63%         79%       142%

----------
*    Ratios excluding waivers and expenses paid indirectly.

(a)  Not Annualized

(b)  Annualized

                 See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                              INCOME FUND
                                               ------------------------------------------------------------------------
                                                  FOR THE
                                                SIX MONTHS
                                                   ENDED       FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                               DECEMBER 31,  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                   2005       JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,    JUNE 30,
                                                (UNAUDITED)     2005        2004        2003        2002        2001
                                               ------------  ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period ........  $  25.56       $  25.17    $  26.62    $  25.54    $  24.83    $  23.89
                                               --------       --------    --------    --------    --------    --------

INVESTMENT ACTIVITIES:
   Net investment income ....................      0.49           0.94        0.96        1.00        1.21        1.50
   Net realized and unrealized gains/(losses)
      from investments ......................     (0.54)          0.55       (0.96)       1.42        0.73        0.92
                                               --------       --------    --------    --------    --------    --------
   Total from Investment Activities .........     (0.05)          1.49          --        2.42        1.94        2.42
                                               --------       --------    --------    --------    --------    --------

DIVIDENDS
   Net investment income ....................     (0.51)         (1.04)      (0.90)      (1.06)      (1.23)      (1.48)
   Net realized gains .......................     (0.01)         (0.06)      (0.44)      (0.28)         --          --
   Tax return of capital ....................        --             --       (0.11)         --          --          --
                                               --------       --------    --------    --------    --------    --------
   Total Dividends ..........................     (0.52)         (1.10)      (1.45)      (1.34)      (1.23)      (1.48)
                                               --------       --------    --------    --------    --------    --------
   Change in net asset value per share ......     (0.57)          0.39       (1.45)       1.08        0.71        0.94
                                               --------       --------    --------    --------    --------    --------
   NET ASSET VALUE, END OF PERIOD ...........  $  24.99       $  25.56    $  25.17    $  26.62    $  25.54    $  24.83
                                               ========       ========    ========    ========    ========    ========
   Total Return .............................    (0.20)%(a)       6.02%       0.00%       9.63%       7.97%      10.31%

RATIOS/SUPPLEMENTAL DATA
Net Assets at end of period (in 000's) ......  $539,538       $527,208    $524,025    $525,734    $545,356    $559,286
Ratio of expenses to average net assets .....      0.84%(b)       0.86%       0.86%       0.85%       0.84%       0.82%
Ratio of net investment income to
   average net assets .......................      3.88%(b)       3.68%       3.70%       3.79%       4.72%       5.99%
Ratio of expenses to average net assets* ....      1.01%(b)       1.08%       1.11%       0.85%       0.84%       0.82%
Portfolio turnover rate .....................       124%           206%        242%        226%        290%        191%

----------
*    Ratios excluding waivers and expenses paid indirectly.

(a)  Not Annualized

(b)  Annualized

                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                          BALANCED GROWTH FUND
                                                ------------------------------------------------------------------------
                                                   FOR THE
                                                 SIX MONTHS
                                                    ENDED       FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                                DECEMBER 31,  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                    2005         JUNE        JUNE        JUNE        JUNE        JUNE
                                                 (UNAUDITED)   30, 2005    30, 2004    30, 2003    30, 2002    30, 2001
                                                ------------  ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period .........  $  78.20       $  74.65    $  67.88    $  67.25   $  81.92    $  91.84
                                                --------       --------    --------    --------   --------    --------

INVESTMENT ACTIVITIES:
   Net investment income .....................      0.71#          1.41#       1.34#       1.27#      1.52#       2.33#
   Net realized and unrealized gains/(losses)
      from investments .......................      3.01#          3.54#       6.73#       0.71#     (7.44)#     (5.07)#
                                                --------       --------    --------    --------   --------    --------
   Total from Investment Activities ..........      3.72           4.95        8.07        1.98      (5.92)      (2.74)
                                                --------       --------    --------    --------   --------    --------

DIVIDENDS
   Net investment income .....................     (0.71)         (1.40)      (1.23)      (1.27)     (1.34)      (5.68)
   Net realized gains ........................        --             --          --       (0.08)     (7.00)      (1.50)
   Tax return of capital .....................        --             --       (0.07)         --      (0.41)         --
                                                --------       --------    --------    --------   --------    --------
   Total Dividends ...........................     (0.71)         (1.40)      (1.30)      (1.35)     (8.75)      (7.18)
                                                --------       --------    --------    --------   --------    --------

   Change in net asset value per share .......      3.01           3.55        6.77        0.63     (14.67)      (9.92)
                                                --------       --------    --------    --------   --------    --------

   NET ASSET VALUE, END OF PERIOD ............  $  81.21       $  78.20    $  74.65    $  67.88   $  67.25    $  81.92
                                                ========       ========    ========    ========   ========    ========

   Total Returns .............................      4.77%(a)       6.68%      11.95%       3.10%     (7.79%)     (3.01%)

RATIOS/SUPPLEMENTAL DATA
   Net Assets at end of period (in 000's) ....  $306,314       $305,524    $302,446    $272,467   $286,314    $314,873
   Ratio of expenses to average net assets ...      0.12%(b)       0.14%       0.15%       0.14%      0.11%       0.09%
   Ratio of net investment income to
      average net assets .....................      1.73%(b)       1.83%       1.52%       1.96%      2.02%       2.61%
   Ratio of expenses to average net assets* ..      0.39%(b)       0.22%       0.15%       0.14%      0.11%       0.09%
   Portfolio turnover rate ...................         5%             5%         12%         15%        18%         18%

----------
*    Ratios excluding waivers

#    Includes income or gains/(losses) from affiliates,

(a)  Not Annualized

(b)  Annualized

                 See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS

                               NEW COVENANT FUNDS

For a Share outstanding throughout each period.

                                                                          BALANCED INCOME FUND
                                                ------------------------------------------------------------------------
                                                   FOR THE
                                                 SIX MONTHS
                                                    ENDED       FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                                DECEMBER 31,  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                    2005         JUNE        JUNE        JUNE        JUNE        JUNE
                                                 (UNAUDITED)   30, 2005    30, 2004    30, 2003    30, 2002    30, 2001
                                                ------------  ----------  ----------  ----------  ----------  ----------
Net Asset Value, Beginning of Period .........  $  18.90       $  18.24    $  17.52    $  17.10   $  18.88    $  20.01
                                                --------       --------    --------    --------   --------    --------

INVESTMENT ACTIVITIES:
   Net investment income .....................      0.25#          0.48#       0.53#       0.52#      0.57#       0.78#
   Net realized and unrealized gains/(losses)
      from investments .......................      0.28#          0.66#       0.70#       0.47#     (0.84)#     (0.38)#
                                                --------       --------    --------    --------   --------    --------
   Total from Investment Activities ..........      0.53           1.14        1.23        0.99      (0.27)       0.40
                                                --------       --------    --------    --------   --------    --------

DIVIDENDS
   Net investment income .....................     (0.25)         (0.48)      (0.48)      (0.52)     (0.54)      (1.22)
   Net realized gains ........................        --             --          --       (0.05)     (0.94)      (0.31)
   Tax return of capital .....................        --             --       (0.03)         --      (0.03)         --
                                                --------       --------    --------    --------   --------    --------
   Total Dividends ...........................     (0.25)         (0.48)      (0.51)      (0.57)     (1.51)      (1.53)
                                                --------       --------    --------    --------   --------    --------

   Change in net asset value per share .......      0.28           0.66        0.72        0.42      (1.78)      (1.13)
                                                --------       --------    --------    --------   --------    --------

   NET ASSET VALUE, END OF PERIOD ............  $  19.18       $  18.90    $  18.24    $  17.52   $  17.10    $  18.88
                                                ========       ========    ========    ========   ========    ========

   Total Return ..............................      2.82%(a)       6.32%       7.07%       6.00%     (1.55%)      2.08%

RATIOS/SUPPLEMENTAL DATA
   Net Assets at end of period (in 000's) ....  $125,598       $124,809    $124,915    $122,576   $114,013    $116,519
   Ratio of expenses to average net assets ...      0.15%(b)       0.17%       0.18%       0.16%      0.14%       0.12%
   Ratio of net investment income to
      average net assets .....................      2.58%(b)       2.58%       2.34%       3.08%      3.13%       3.88%
   Ratio of expenses to average net assets* ..      0.41%(b)       0.25%       0.18%       0.16%      0.14%       0.12%
   Portfolio turnover rate ...................         7%             6%         12%         18%        11%         20%

----------
*    Ratios excluding waivers

#    Includes income or gains/(losses) from affiliates.

(a)  Not Annualized

(b)  Annualized

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

1. ORGANIZATION

New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth"), and New Covenant Balanced Income Fund ("Balanced Income"), (individually, a "Fund," and collectively, the "Funds"). The Funds commenced operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment advisor is the NCF Investment Department of New Covenant Trust Company, N.A., a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation (the "Advisor").

The objectives of the Funds are as follows:

Growth Fund            Long-term capital appreciation. Dividend income, if any,
                       will be incidental.
Income Fund            High level of current income with preservation of
                       capital.
Balanced Growth Fund   Capital appreciation with less risk than would be present
                       in a portfolio of only common stocks.
Balanced Income Fund   Current income and long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the mean between the last preceding bid and ask prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value. All other securities and securities with no readily determinable market values are valued using procedures adopted by the Board of Trustees. Factors used in determining fair value include but are not limited to: type of security or asset, fundamental analytical data relating to the investment in the security, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the security's market value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the foreign exchange rate every business day, generally at 4:00 PM EST.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                                   NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

OPTIONS: The Funds may purchase or write options which are traded over-the-counter to hedge fluctuation risks in the prices of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the option and the price of the underlying security. Risks may also arise due to illiquid secondary markets for the options. There were no options outstanding at December 31, 2005.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time foreign forward contracts are extinguished. There were no contracts outstanding at December 31, 2005.

LOANS OF PORTFOLIO SECURITIES: The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with JPMorgan Chase Bank, N.A. ("JPMorgan"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by JPMorgan pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between JPMorgan and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in investment income in the respective Statements of Operations.

At December 31, 2005, the cash collateral received by the Growth Fund and the Income Fund was invested in repurchase agreements with interest rates ranging from 4.25% to 4.40% and a maturity date of January 3, 2006 and other short-term securities. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Growth Fund and the Income Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on the securities lent while simultaneously seeking to earn income on the investment cash collateral, a portion of which is retained by the Advisor. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. However, loans will be made only to borrowers deemed by the Advisor to be creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of the loaned securities and related collateral at December 31,2005, was as follows:

                   VALUE OF           VALUE OF            VALUE OF
FUND          SECURITIES LOANED   CASH COLLATERAL   NON-CASH COLLATERAL
-----------   -----------------   ---------------   -------------------
Growth Fund      $121,383,858       $125,629,024        $        --
Income Fund        65,634,099         17,863,568         49,072,541

NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements which are secured by obligations of the U.S. government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may by subject to certain costs, losses or delays.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS:
The Growth Fund and the Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on that basis. No income will accrue on securities purchased on a when-issued or delayed-delivery basis until the securities are delivered. The Funds will maintain cash and U.S. government securities or other liquid portfolio securities at least equal in value to commitments for when-issued securities. Securities purchased or sold on a when-issued, delayed-delivery of forward-commitment basis involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward-commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the portfolio manager deems it appropriate to do so.

The Funds may dispose of or renegotiate a when-issued or forward commitment. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Income Fund's average dollar-weighted maturity, the maturity of when-issued or forward-commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward-commitment basis, the Funds will maintain cash, U.S. government securities or other liquid portfolio securities having a value (determined daily) at least equal to the amount of the Funds' purchase commitments. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward-commitments and delayed-delivery transactions.

As of December 31, 2005, the Funds had outstanding when-issued or delayed-delivery purchase commitments with corresponding assets segregated, as follows:

FUND                        AMOUNT
----                     -----------
Income Fund...........   $72,758,277

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent that distributions exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

FEDERAL INCOME TAXES: It is each Fund's intention to continue to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

ALLOCATION OF EXPENSES: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based upon relative net assets or some other reasonable method.

EXPENSES PAID INDIRECTLY: The Growth Fund and Income Funds direct certain portfolio trades to brokers who rebate a portion of their commissions in cash to the Funds. The recaptured commissions are used to pay expenses of the Funds, including, but not limited to, administration fees, custody fees, audit fees and printing fees, as directed by the Trust. Under this arrangement, the Growth Fund and Income Fund had expenses reduced by $48,466 and $1,901, respectively, or
0.01 % and 0.00%, respectively, as a percentage of the average daily net assets of the Fund on an annualized basis for the period ended December 31, 2005.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the NCF Investment Department of New Covenant Trust Company, N.A. (the "Advisor"). Under the Agreement, the Advisor is responsible for managing the Funds' investments

                                                   NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005
                                   (UNAUDITED)

as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Advisor a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Advisor a monthly fee at the annual rate of 0.75% of the Income Fund's average daily net assets. The Advisor does not receive advisory fees for the Balanced Growth and Balanced Income Funds (the "Balanced Funds"). The Advisor has entered into Sub-Advisory Agreements with six Sub-Advisors to assist in the selection and management of the Growth Fund's and Income Fund's investment securities. It is the responsibility of the Sub-Advisors, under the direction of the Advisor, to make day-to-day investment decisions for these Funds. The Advisor pays each Sub-Advisor a quarterly fee for their services. The Advisor pays the Sub-Advisor's fee directly from its own advisory fees. The sub-advisory fees are based on the assets of a Fund for which the Sub-Advisor is responsible for making investment decisions.

The following are the Sub-Advisors for the Growth Fund: Capital Guardian Trust Company, Mazama Capital Management Inc., Santa Barbara Asset Management Inc., Sound Shore Management Inc., and Wellington Management Company, LLP.

Tattersall Advisory Group is the Sub-Advisor for the Income Fund.

The Trust employs a Chief Compliance Officer ("CCO") who receives a portion of his compensation as approved by the Board of Trustees, as well as reimbursement of out-of-pocket expenses. The CCO is also an employee of the Advisor.

The Trust is a party to a Shareholder Services Agreement pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations ("Authorized Service Providers") for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of the Shareholder Services Agreement, each Fund is authorized to pay monthly an Authorized Service Provider (which may include affiliates of the Funds) a shareholder services fee at the rate of 0.25% on an annual basis of the average daily net assets of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship. In connection with the implementation and operation of the Shareholder Services Agreement, the Advisor has agreed to waive the amount of the investment advisory fees payable to it by any Fund to the extent of the amount paid in fees by a Fund to any affiliated Authorized Service Provider under the Shareholder Services Agreement.

The Trust has entered into servicing agreements with BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"). Under the servicing agreements, BISYS Ohio provides transfer agency, administrative and fund accounting services to the Funds. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services. Under the Fund Accounting Agreement, BISYS Ohio is entitled to a fee computed at an annual rate of 0.03% of the Trust's average daily net assets for the first
$500,000,000, 0.0225% for $500,000,001 to $5,000,000,000, and 0.01 % over
$5,000,000,000. Under the Administration Agreement, BISYS is entitled to a fee computed at an annual rate of 0.02% of the Trust's average daily net assets. However, as a result of an April 22, 2005 amendment to the Administration Agreement, BISYS Ohio annually waives $280,000.

During the period ended December 31, 2005, the Trust issued shares of the Fund pursuant to a Distribution Agreement with New Covenant Funds Distributor, Inc. (the "Distributor"), an indirect, wholly owned subsidiary of BISYS, under which the Distributor served as the principal distributor of the Funds' shares. The Funds do not pay the Distributor in its capacity as principal distributor. On or about February 23, 2006, the Distributor became a wholly-owned subsidiary of New Covenant Trust Company, N.A., a subsidiary of the Presbyterian Foundation.

The Trust has a Custodian Agreement with JPMorgan.

No officer, trustee or employee of the Trust, BISYS, or any affiliate thereof, except the CCO, receives any compensation from the Funds for serving as a Trustee or officer of the Trust. The Funds reimburse expenses incurred by the Trustees and Officers in attending Board and Committee meetings.

4. PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding short-term U.S. government and other short-term investments, for the six months ended December 31, 2005, were as follows:

FUND                       PURCHASES        SALES
----                     ------------   ------------
Growth Fund...........   $208,138,414   $246,873,634
Income Fund...........    674,072,481    644,014,329
Balanced Growth Fund..     13,950,297     24,987,821
Balanced Income Fund..      8,323,120      9,545,074

NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005
                                  (UNAUDITED)

5. SHARES OF BENEFICIAL INTEREST

The Trust authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Trust currently offers a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                              FOR THE SIX MONTHS
                           ENDED DECEMBER 31, 2005     YEAR ENDED JUNE 30, 2005
                          -------------------------   -------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                          ----------   ------------   ----------   ------------
GROWTH FUND:
   Issued                    559,455   $ 17,367,111    1,761,611   $ 50,628,532
   Reinvested                  5,118        162,256       13,925        403,177
   Redeemed               (2,008,187)   (62,398,608)  (2,144,207)   (61,624,740)
                          ----------   ------------   ----------   ------------
Net decrease              (1,443,614)  $(44,869,241)    (368,671)  $(10,593,031)
                          ==========   ============   ==========   ============

                              FOR THE SIX MONTHS
                           ENDED DECEMBER 31, 2005     YEAR ENDED JUNE 30, 2005
                          -------------------------   -------------------------
                            SHARES        AMOUNT        SHARES        AMOUNT
                          ----------   ------------   ----------   ------------
INCOME FUND:
   Issued                 1,710,458    $ 43,407,205    1,545,813   $ 39,398,853
   Reinvested                39,751         994,441       95,941      2,523,604
   Redeemed                (786,383)    (19,804,291)  (1,830,986)   (46,798,854)
                          ---------    ------------   ----------   ------------
Net increase (decrease)     963,826    $ 24,597,325     (189,232)  $ (4,876,397)
                          =========    ============   ==========   ============

                             FOR THE SIX MONTHS
                          ENDED DECEMBER 31, 2005   YEAR ENDED JUNE 30, 2005
                          -----------------------   ------------------------
                           SHARES       AMOUNT       SHARES        AMOUNT
                          --------   ------------   --------   -------------
BALANCED GROWTH FUND:
   Issued                  133,928   $ 10,646,871    329,356   $ 25,120,358
   Reinvested               25,112      2,022,482     53,802      4,122,054
   Redeemed               (294,239)   (23,533,934)  (527,726)   (40,305,856)
                          --------   ------------   --------   ------------
Net decrease              (135,199)  $(10,864,581)  (144,568)  $(11,063,444)
                          ========   ============   ========   ============

                            FOR THE SIX MONTHS
                          ENDED DECEMBER 31, 2005   YEAR ENDED JUNE 30, 2005
                          -----------------------   ------------------------
                           SHARES       AMOUNT       SHARES        AMOUNT
                          --------   ------------   --------   -------------
BALANCED INCOME FUND:      242,178   $ 4,626,585     494,461   $  9,215,771
Issued Reinvested           52,122       995,354     103,269      1,924,091
Redeemed                  (349,152)   (6,655,783)   (842,433)   (15,624,364)
                          --------   -----------    --------   ------------
Net decrease               (54,852)  $(1,033,844)   (244,703)  $ (4,484,502)
                          ========   ===========    ========   ============

6. RISK FACTORS

The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers pursuant to Rule I44A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are

                                                   NOTES TO FINANCIAL STATEMENTS

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005
                                  (UNAUDITED)

not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities"; however, any such security will not be considered illiquid so long as it is determined by the Advisor, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

SUPPLEMENTAL DATA (UNAUDITED)

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005
                                  (UNAUDITED)

PROXY VOTING POLICY AND PROXY VOTING RECORD

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted proxies related to portfolio securities held during the most recent 12-month period ended June 30,2005, are available (i) without charge, upon request, by calling 800-858-6127 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov and the Funds' website at www.NewCovenantFunds.com.

QUARTERLY HOLDINGS

Portfolio holdings statements for the Funds for the quarters ended March 31 and September 30, are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

ADDITIONAL FUND INFORMATION - HYPOTHETICAL COST OF INVESTING

As a shareholder of the New Covenant Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the New Covenant Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from July 1,2005 through December 31,2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                       BEGINNING     ENDING
                        ACCOUNT     ACCOUNT      EXPENSE PAID        EXPENSE RATIO
                         VALUE       VALUE      DURING PERIOD*      DURING PERIOD**
                         7/1/05     12/31/05   7/1/05 - 12/31/05   7/1/05 - 12/31/05
                       ---------   ---------   -----------------   -----------------
Growth Fund            $1,000.00   $1,078.70         $5.61               1.07%
Income Fund             1,000.00      998.00          4.23               0.84%
Balanced Growth Fund    1,000.00    1,047.70          0.62               0.12%
Balanced Income Fund    1,000.00    1,028.20          0.77               0.15%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each of the New Covenant Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                       BEGINNING     ENDING
                        ACCOUNT     ACCOUNT      EXPENSE PAID        EXPENSE RATIO
                         VALUE       VALUE      DURING PERIOD*      DURING PERIOD**
                         7/1/05     12/31/05   7/1/05 - 12/31/05   7/1/05 - 12/31/05
                       ---------   ---------   -----------------   -----------------
Growth Fund            $1,000.00   $1,019.81         $5.45               1.07%
Income Fund             1,000.00    1,020.97          4.28               0.84%
Balanced Growth Fund    1,000.00    1,024.60          0.61               0.12%
Balanced Income Fund    1,000.00    1,024.45          0.77               0.15%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

                                                   SUPPLEMENTAL DATA (UNAUDITED)

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005
                                  (UNAUDITED)

SHAREHOLDER MEETING

On August 15, 2005, a special meeting of the shareholders of the Trust was held pursuant to a proxy statement, dated and mailed to the Shareholders of the Trust on or about July 15, 2005 to consider the following proposal.

PROPOSAL ONE: TO ELECT EIGHT TRUSTEES TO THE TRUST'S BOARD.

The actual vote tabulation for the proposal was as follows:

Trustee                   Affirmative   Witheld     Total
-------                   -----------   -------   ----------
Gail C. Duree              47,126,057    99,636   47,225,693
Rev. Donald B. Register    47,120,528   105,165   47,225,693
John D. Stuart             47,120,528   105,165   47,225,693
F. Kenneth Bateman         47,126,057    99,636   47,225,693
Cynthia S. Gooch           47,124,040   101,653   47,225,693
Robert E. Leech            47,125,048   100,645   47,225,693
William C. Lauderbach      47,126,590    99,103   47,225,693
Samuel W. McNairy          47,127,148    98,545   47,225,693

The Shareholders of the Trust voted to elect each of the Trustees nominees named in Proposal One.

SUPPLEMENTAL DATA (UNAUDITED)

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005
                                  (UNAUDITED)

APPROVAL OF THE SUB-ADVISORY AGREEMENT WITH SANTA BARBARA ASSET MANAGEMENT INC. ("SANTA BARBARA")

A Sub-Advisory Agreement (the "Agreement") between the Advisor and Santa Barbara with respect to the New Covenant Growth Fund was approved by the Board of Trustees on August 29, 2005 due to a change in control of Santa Barbara and the automatic termination of the existing sub-advisory agreement with Santa Barbara in accordance with the applicable provisions of Investment Company Act of 1940, as amended (the "1940 Act"). Santa Barbara was acquired by Nuveen Investments, Inc. ("Nuveen"), a publicly traded investment advisory company and management firm. The Board took action with respect to the approval of the Agreement as a result of having been informed of the anticipated acquisition of Santa Barbara by Nuveen and the resulting termination of the existing sub-advisory agreement between the Advisor and Santa Barbara. Relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow the Board to properly consider the approval of the Agreement, and it is the duty of Santa Barbara to furnish the Trustees with such information as is responsive to their request. Accordingly, in determining whether to approve the Agreement, the Board of Trustees relied on materials Santa Barbara provided to the Board. This included materials regarding the investment performance of the portion of the Fund managed by Santa Barbara and information regarding the fees and expenses of the Fund, as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon the information about the Fund and Santa Barbara that had been provided to them throughout the past year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Fund and their operations.

Among the factors considered by the Board was the similarity of the Agreement to the agreement approved by the Board for Santa Barbara that would be terminating by operation of the 1940 Act, specifically that the only material difference to the Agreement reflected Santa Barbara's new status as a subsidiary of Nuveen. The Board also considered the information regarding Santa Barbara that had been reviewed by the Board at the meeting of the held on May 16, 2005, and reviewed the conclusions reached with respect to the continuation of the sub-advisory agreement with Santa Barbara. Furthermore, the Board considered the representation regarding the continuity of the portfolio management team at Santa Barbara following the merger with Nuveen.

In reaching their conclusion with respect to the approval of the Agreement, the Trustees did not identify any one single factor as being controlling; rather, the Trustees took note of a combination of factors that influenced their decision-making process. The Board did, however, identify the performance of Santa Barbara as a portfolio manager for the New Covenant Growth Fund. The Board further considered the additional resources and depth that would be brought to bear as a result of the transaction with Nuveen.

Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Agreement are fair and reasonable in light of the services to be provided and the Board therefore voted to approve the Agreement for a one-year period. During this process the Independent Trustees were counseled by their own independent legal counsel (as such term is defined in the rules under the 1940 Act).

                                                           TRUSTEES AND OFFICERS

                               NEW COVENANT FUNDS
                                DECEMBER 31, 2005

TRUSTEES AND OFFICERS OF THE NEW COVENANT FUNDS

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN        OTHER
                               POSITION(S)     LENGTH                                              FUND COMPLEX    TRUSTEESHIPS/
                                   HELD       OF TIME         TERM OF OFFICE AND PRINCIPAL         OVERSEEN BY     DIRECTORSHIPS
NAME AND AGE                    WITH TRUST     SERVED       OCCUPATION(S) DURING PAST 5 YEARS        TRUSTEE      HELD BY TRUSTEE
------------                   -----------   ---------   --------------------------------------   -------------   ---------------
INDEPENDENT TRUSTEES

F. Kenneth Bateman             Trustee       Since       Attorney, Gerber & Bateman, PA. (1999           4              None
200 E. Twelfth St.,                          inception   to present);Attorney, Potter, Mills &
Jeffersonville, IN 47l30                                 Bateman, PA. (1997 to 1999);Trustee,
Age: 65                                                  Presbyterian Church (U.S.A.)
                                                         Foundation (1995 to 2001)

Gail C. Duree                  Trustee       Since       Independent Financial Consultant,               4              None
200 E. Twelfth St.                           inception   Montview Boulevard Presbyterian Church
Jeffersonville, IN 47l30                                 Treasurer (1994 to present);Women's
Age: 58                                                  Foundation of Colorado (1995 to
                                                         present); Logan School (1996 to
                                                         present);Alpha Gamma Delta Foundation
                                                         Board (2005)

Cynthia S. Gooch               Trustee       Since       Retired;Trustee, Presbyterian Church            4              None
200 E. Twelfth St.                           inception   (U.S.A.) Foundation (1997 to 2003)
Jeffersonville, IN 47l30
Age: 72

Rev. Donald B. Register        Trustee       Since       Retired. From 1988 to May 2005,                 4              None
200 E. Twelfth St.                           inception   Pastor, Sixth-Grace Presbyterian
Jeffersonville, IN 47l30                                 Church, Chicago, IL
Age: 68

John D. Stuart                 Trustee       February    Independent Financial Consultant                4              None
200 E. Twelfth St.                           2002
Jeffersonville, IN 47130
Age: 74

William C. Lauderbach          Trustee       August      Executive Vice President and Senior             4              None
200 E. Twelfth St.                           2005        Investment Officer, Chemical Bank and
Jeffersonville, IN 47130                                 Trust Company, Midland, Michigan (1985
Age: 67                                                  to present).

INTERESTED TRUSTEES

Robert E. Leech                President     May 2005    President and Chief Executive Officer           4              None
200 E. Twelfth St.             and                       of the Presbyterian Church (U.S.A.)
Jeffersonville, IN 47130       Trustee                   Foundation (2000 to present)
Age: 60

Samuel W.McNairy               Trustee       August      Retired. From 1964 to 2001, Deloitte &          4              None
200 E. Twelfth St.                           2005        Touche LLP (retired as Partner,
Jeffersonville, IN 47130                                 2001). Trustee, Presbyterian Church
Age: 63                                                  (U.S.A.) Foundation (January 2005 to
                                                         present).

EXECUTIVE OFFICERS

Dennis J. Murphy               Vice          Since       Retired. Formerly Executive Vice              N/A              N/A
200 E. Twelfth St.             President     inception   President and Chief Investment
Jeffersonville, IN 47130                                 Officer, Presbyterian Church (U.S.A.)
Age: 63                                                  Foundation and New Covenant Trust
                                                         Company (2002-2005); Senior Vice
                                                         President and Chief Financial Officer,
                                                         Presbyterian Church (U.S.A.)
                                                         Foundation and New Covenant Trust
                                                         Company (1982 to 2000).

George W. Rue III              Vice          August      Senior Vice President and Vice                N/A              N/A
200 E. Twelfth St.             President     2005        President, Presbyterian Church
Jeffersonville, IN 47130                                 (U.S.A.) Foundation and New Covenant
Age: 41                                                  Trust Company, N.A. (2004 to present);
                                                         Relationship Manager/Product Manager,
                                                         INVESCO-National Asset Management
                                                         (2001-2004); Relationship Manager,
                                                         National Asset Management (2000-2001);
                                                         Vice President, Portfolio Manager,
                                                         National City Bank of Kentucky
                                                         (1995-2000).

Anita J. Clemons               Vice          August      Vice President and Investment Officer,        N/A              N/A
200 E. Twelfth St.             President     2003        New Covenant Trust Company (2000 -
Jeffersonville, IN 47130                                 present).
Age: 51

Harry Harper                   Chief         August      Chief Compliance Officer, New Covenant        N/A              N/A
200 E. Twelfth St.             Compliance    2004        Trust Company (2002- present); Chief
Jeffersonville, IN 47130       Officer                   Compliance Officer, Allegheny
Age: 60                                                  Financial Group (2000- 2002); Chief
                                                         Compliance Officer, Keystone Financial
                                                         (1997-2000).

Martin R. Dean                 Treasurer     November    Vice President, Fund Administration,          N/A              N/A
3435 Stelzer Rd., Suite 1000                 2005        BISYS Fund Services (1994 - present)
Columbus, OH 43219
Age: 42

Charles J. Daly                Secretary     February    Counsel, BISYS Fund Services (November        N/A              N/A
3435 Stelzer Rd., Suite 1000                 2004        2003-present);Associate, Goodwin
Columbus, OH 43219                                       Proctor LLP (2001 -2003)
Age: 34

Alaina V. Metz                 Assistant     February    Vice President, Blue Sky Compliance,          N/A              N/A
3435 Stelzer Rd., Suite 1000   Secretary     2004        BISYS Fund Services (1995 - present)
Columbus, OH 43219
Age: 37

(GRAPHIC)

This report is authorized for distribution only if preceded or accompanied by a current prospectus. Shares of New Covenant Funds are distributed by New Covenant Funds Distributor, Inc.
200 E. Twelfth Street
Jeffersonville, IN 47130.

New Covenant Funds
200 E. Twelfth Street
Jeffersonville, IN 47130

ITEM 2. CODE OF ETHICS.

Not applicable - only for annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only for annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only for annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)

NOT APPLICABLE.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

(a)(3)

NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Covenant Funds


By (Signature and Title)* /s/ Martin R. Dean
                          -------------------------------------
                          Martin R. Dean, Treasurer

Date March 8, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Martin R. Dean
                          -------------------------------------
                          Martin R. Dean, Treasurer

Date March 8, 2006


By (Signature and Title)* /s/ Robert E. Leech
                          -------------------------------------
                          Robert E. Leech, President

Date March 8, 2006